IDS Life Series Fund, Inc.

1996 Semiannual Report


American Express Financial Advisors


Managed by IDS Life Insurance Company


Offers six portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.

Contents

From the president                                                         3

Equity Portfolio
From the portfolio manager                                                 4
Ten largest holdings                                                       5

Income Portfolio
From the portfolio manager                                                 6
Ten largest holdings                                                       7

Money Market Portfolio
From the portfolio manager                                                 8

Managed Portfolio
From the portfolio managers                                                9
Ten largest holdings                                                      10

Government Securities Portfolio
From the portfolio manager                                                11

International Equity Portfolio
From the portfolio manager                                                12
Ten largest holdings                                                      13

All portfolios
Financial statements                                                      14
Notes to financial statements                                             21
Investments in securities                                                 35
Directors and officers                                                    63

To our policyowners



From the president

Diversification and balance continue to be critical elements in a financial strategy. IDS Life provides those elements by combining the six investment options of IDS Life Series Fund with life insurance protection.

You can allocate your policy's value among these portfolios. However, it should be noted that the six investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life) policies.

In their comments on the following pages, the funds' portfolio managers review the first half of the past fiscal year, which ran from May through October 1996.

Sincerely,



Richard W. Kling
President
IDS Life Series Fund, Inc.

To our policyowners

Equity Portfolio



Equity Portfolio

A highly volatile investment environment for growth stocks prevailed during the first half of the fiscal year, resulting in an up-and-down performance for Equity Portfolio. For the six months from May through October 1996, policy owners realized a slight loss of 0.92%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period got off to a strong start in May, as growth stocks continued to flourish in an environment of moderate inflation and steady economic growth. By mid-June, though, an upturn in long-term interest rates began to take a toll on stocks.

Growth stocks came under particular pressure, especially those of formerly high-flying technology stocks. By the time the market settled down, several weeks had gone by and the portfolio's loss had climbed into double digits. But, true to their often-volatile nature, growth stocks staged an impressive comeback during August and September that largely made up much of the mid-summer decline.

For the six months, the portfolio's performance essentially tracked that of growth stocks as a whole -- rallying at the outset, slumping during the summer, then rebounding. To try to cushion the downturn, I raised the level of cash reserves in the portfolio during the summer, then lowered it in anticipation of the subsequent growth-stock recovery. I also reduced the portfolio's holdings among technology stocks and, to a lesser degree, health-care stocks last summer in an effort to temper the effect of the decline in those sectors. Concurrently, I added to investments in the financial services and energy sectors particularly natural gas.

While the second half of the fiscal year probably will have its trouble spots, I think the fundamentals remain solid for stocks. The economy continues to chug along, inflation has yet to reach a threatening level, and corporate profits, for the most part, are still reasonably good overall. With good stock selection, I think the next six months can be a productive period for the portfolio.



Martin G. Hurwitz

The portfolio's ten largest holdings
Equity Portfolio

(pie chart) The ten holdings listed here make up 11.47 % of the Portfolio's net assets

                                              Percent                     Value
                          (of Portfolio's net assets)     (as of Oct. 31, 1996)

HBO & Co                                        2.30%               $11,988,925
A  health-care   information   service   company  that  provides  a  variety  of
computer-based   information   systems  and  services  to  hospitals  and  their
affiliates.

Cisco Systems                                   1.90                  9,900,000
The leading designer and builder of devices that link personal computers in powerful networks. Cisco is a leader in the fast-growing business network market.

Tyco Intl                                       1.05                  5,458,750
A diverse, New England-based producer of packaging, cable manufacturing, fire extinguishing systems, alarms and controls, plus miscellaneous simple electronic parts.

Falcon Drilling                                 0.97                  5,058,625
A provider of contract drilling and workover services for the domestic and international oil and gas industry.

Miller Inds                                     0.96                  4,978,875
A manufacturer of towing and recovery equipment in North America that markets its products under the Century, Challenger, Holmes, Champion and Eagle, Jige and Bontiface brand names.

Global Marine                                   0.92                  4,777,500
An international offshore drilling contractor that provides offshore drilling management services. In addition, the company participates in oil and gas exploration, development and production activities.

3Com                                            0.89                  4,666,125
Offers a broad range of ISO 9000 - complaint global data networking solutions to high-speed data networks.

Parametric Technology                          0.84                   4,398,750
This company develops, markets and supports seven   families   of   integrated
software   products   that   automate   the design-through-manufacturing
process for the mechanical computer-aided design, manufacturing and engineering industry.

Marriott  Intl                                 0.84                   4,379,375
Operates in two business segments, Lodging and Contract Services. The Lodging facilities operates under five separate Marriott brand names. The Contract services provides a wide range of food and facilities management related services.

Dollar General                                 0.80                   4,162,500
This company profits growth by providing value in consumable basic merchandise to low-, middle- and fixed-income families.

To our policyowners

Income Portfolio



Income Portfolio

Income Portfolio responded well to a rally by the bond market last fall and finished well into positive territory during the first half of its fiscal year. For the six month period (May through October 1996), policy owners realized a total return of 5.74%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The beginning of the period coincided with a calmer environment for bonds, which had spent the previous three months being battered by a run-up in long-term interest rates brought on by worries that the economy would overheat and take inflation substantially higher. But by May, most of the damage had been done, and the bond market settled into a wait-and-see position.

It found some reassurance in July, when the latest key economic data, especially the inflation report, proved to be unthreatening. Still, it took until September, when the Federal Reserve Board decided that inflation remained tame enough not to require a hike in short-term interest rates, before the bond market could mount a meaningful advance. To the portfolio's benefit, the market sustained its forward momentum through the first half of the fiscal period in October as long-term interest rates tumbled.

Consistent with its history, the portfolio remained largely invested in three bond sectors: bonds issued by the U.S. government, bonds issued by U.S. corporations, and mortgage-backed bonds issued by government agencies commonly known as Fannie Mae and Ginnie Mae. The latter group comprised the portfolio's greatest investment concentration (between 27% and 34% of assets during the period), followed by corporate bonds (23-25%), and U.S. government and agency bonds (14-19%).

Based on an outlook of moderate economic growth and relatively stable inflation, I don't expect major market moves in either direction during the remaining months of the fiscal year. Therefore, at this point (late November) I am maintaining a neutral structure in the portfolio -- neither aggressive nor conservative -- in relation to potential changes in long-term interest rates.



Lorraine R. Hart

Your portfolio's ten largest holdings
Income Portfolio

(pie chart) The ten holdings listed here make up 7.24% of the Portfolio's net assets

                                                   Percent                 Value
                               (of Portfolio's net assets) (as of Oct. 31, 1996)

Poland Euro                                           0.85              534,219
3.75% 2014

American Stores                                       0.83              516,155
8% 2026

Usinor Sacilor                                        0.80              503,385
7.25% 2006

Cox Communications                                    0.80              499,645
7.625% 2025

Columbia Gas                                          0.78              489,255
7.32% 2010

Case                                                  0.65              403,532
7.25% 2005

Norwest                                               0.64              399,088
6.375% 2002

Continental Air Lines                                 0.64              397,844
6.94% 2015

First Bank System                                     0.63              395,892
6.875% 2007

Foster Wheeler                                        0.62              390,772
6.75% 2005


Excludes U.S. Treasury and mortgage backed securities holdings that total 47.3% of the portfolio's net assets.

To our policyowners

Money Market Portfolio



Money Market Portfolio

Short-term interest rates rose slightly during the first half of the fiscal year (May through October 1996), resulting in a six-month yield on the portfolio of 2.41%. The net asset value remained at $1 per share during the period. (An investment in the portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1 per share.) (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

Signs of a strengthening economy had already begun to surface when the period began last May. Because higher inflation is typically associated with greater economic growth, short-term interest rates started edging up. Although subsequent data revealed inflation not to be on the rise, rates crept moderately higher through the summer months. In light of that trend, I reduced the average maturity of the securities in the portfolio from about 38 days to just under 30 days by the end of August. This strategy allowed me to more quickly add higher-yielding securities as they become available.

By fall, inflation concerns had abated to the degree that the Federal Reserve Board felt it unnecessary to raise short-term interest rates. At that point, I began to modestly increase the portfolio's average maturity, which reached approximately 35 days at the end of October.

At this time, (late November), it appears the most likely scenario for the months ahead is that economic growth will slow down somewhat. While that should help keep a lid on inflation, the Federal Reserve may nevertheless decide to nudge short-term interest rates higher. Given the uncertainty of the situation at this point, I plan to keep the portfolio's average maturity in a neutral range, which will make it easier to adjust the portfolio to take advantage of either a rate rise or decline.



Terry Fettig

Managed Portfolio



Managed Portfolio

A well-diversified stock portfolio and a rebound in the bond market led to a productive period for Managed Portfolio during the first half of the fiscal year. For the six months (May through October 1996), policy owners realized a total return of 6.12%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The mostly positive environment that stocks and bonds had enjoyed since the start of 1995 continued during the past six months, as a low rate of inflation, moderate economic growth, relatively stable interest rates and generally good corporate profits provided a solid investment foundation. The portfolio responded well to those factors, generating positive results in every month except July, when investors' fear of potentially higher inflation and, consequently, higher interest rates caused stocks to go into a temporary decline.

As we have for some time, we maintained an emphasis on stocks of larger, blue chip companies, whose relatively predictable business results kept them in favor with investors. Over the period, our holdings in the technology and financial services sectors made especially good contributions. At between 43% and 47% of assets, U.S. stocks continued to comprise the largest portion of the portfolio.

The next-largest portion, U.S. bonds (33% to 38% of assets), also responded positively to the investment environment, especially during September and October, when falling long-term interest rates sparked a strong rally in the bond market. Consistent with the portfolio's investment style, most of the bond investments were in securities issued by the U.S. government.

We made only minor changes to the overall portfolio during the period, the most noteworthy being an increase of about 5% in our bond holdings last August. The timing of that move proved to be good, given the subsequent upturn in the U.S. bond market over the ensuing two months.

As the for the last half of the fiscal year, we won't be surprised to see stocks and bonds encounter less-than-ideal conditions at times. If so, the overall high quality level and the broad diversification of our investments should allow the portfolio to weather such an environment relatively well, while allowing it to participate in the markets' possible advances.



Betty J. Tebault



Scott Schroepfer

The portfolio's ten largest holdings
Managed Portfolio

(pie chart) The ten holdings listed here make up 11.01% of the Portfolio's net assets

                                                  Percent                 Value
                               (of Portfolio's net assets) (as of Oct. 31, 1996)

Emerson Electric                                     1.22%           $4,450,000
A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliances and construction-related components.

Tyco Intl                                            1.20             4,381,887
A diverse, New England-based producer of packaging, cable manufacturing, fire extinguishing systems, alarms and controls, plus miscellaneous simple electronic parts.

Praxair                                              1.15             4,203,750
Largest supplier of industrial gases in North and South American that are used in the primary metals, metal fabrication, chemicals, medical, eletronics, petroleum refining, aerospace, food-processing, oil and gas, glass, environmental remediation, printing and pulp and paper industries.

Boeing                                               1.13             4,101,125
The largest producer of commercial aircraft in the free world with over 50% of the market.

Lockheed Martin                                      1.11             4,033,125
The corporation operates five principal business segments: aeronautics, space and strategic missiles, electronics and information and technology services.

Time Warner                                          1.10             4,023,000
One of the world's largest media/entertainment/publishing companies. Prominent perating units include Time magazine, Warner Bros. and HBO.

Merck                                                1.10             4,002,750
A research-intensive health products company that discovers, develops, produces and markets human and animal health products and services.

UNUM                                                 1.03             3,759,925
Through various subsidiaries, a provider of a broad range of disability, health, life insurance and group pension products.

Intel                                                 .99             3,625,875
Company designs, develops, manufactures and markets microcomputer components and related products at various levels of integration.

UCAR Intl                                             .98             3,560,375
Engaged in the development, manufacture and marketing of carbon and graphite products for the steel, ferroalloys, aluminum, chemicals, aerospace and transportation industries.


Excludes U.S. Treasury and government agency holdings that total 18% of the portfolio's net assets.

To our policyowners

Government Securities Portfolio



Government Securities Portfolio

An improving environment for bonds set the stage for a solid gain by Government Securities Portfolio during the first half of the fiscal year (May through October 1996). For the six months, policy owners were rewarded with a total return of 5.11%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

Although the past period was a productive one overall, it was not without volatility. The period began with the bond market still on shaky ground as a result of a sharp run-up in long-term interest rates during February and March. The cause of the rate rise was data indicating a strengthening economy, which fueled fears of higher inflation, the ongoing nemesis of the bond market. (Higher inflation erodes bonds' values and, therefore, their prices in the marketplace.)

The market continued to fluctuate during the summer with shifting opinions on the outlook for inflation. By September, though, the prevailing view was that inflation was not an imminent problem, a position that was reinforced when the Federal Reserve Board chose not to raise short-term interest rates that month. Quickly, investors began putting more money into bonds and fueling a powerful rally that lasted through October and substantially boosted the portfolio's performance.

The greatest gain during that time was generated by our holdings among U.S. Treasury bonds, which I increased by about 8% last August. By the end of the period, those securities comprised about 70% of portfolio assets, with mortgage-backed securities (about 28%) and cash reserves (about 2%) making up the rest.

While I don't expect a sharp downturn in the months ahead, I think the bond market is unlikely to advance as it did this past fall. Therefore, at this writing (late November) I am taking what might be called a neutral position with the portfolio, emphasizing securities' income rather than their potential price appreciation.



James W. Snyder

To our policyowners

International Equity Portfolio



International Portfolio

The past six months was a volatile period for world stock markets. International Portfolio's up-and-down performance reflected that fact, ultimately producing a loss of 1.47% during the first half of the fiscal year (May through October
1996). (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period began on a positive note, as the portfolio gained substantial ground in May. The momentum soon dissipated, however, as investors began to fear that a rise in U.S. interest rates would spread to foreign economies, particularly the smaller ones in Asia. The result was widespread stock-selling in foreign markets during June and July and a considerable loss for the portfolio. The markets finally righted themselves in August and sustained an advance that lasted until October, when they finished the period with another downturn. The portfolio's performance during that time roughly tracked that broad market trend.

For the six months, the most consistent performers for the portfolio were the so-called "emerging" markets of Latin America, including Mexico, Brazil and Argentina. Among the major, more-established markets, returns from Japan were penalized by a decline in the value of the yen versus the U.S. dollar, while results in Europe were mixed. During the last three months of the period, the U.S. market gave the portfolio a boost, as it rallied strongly. The timing of the rally proved to be especially good as I had increased the portfolio's U.S. holdings (from about 5% to almost 25% of assets) last August.

In other portfolio changes, to try to cushion the effect of foreign-market declines, I raised the level of cash reserves from under 9% to more than 20% by late summer. That strategy worked to the portfolio's benefit in October, when the markets in Latin America and Southeast Asia experienced downturns.

While results for the past six months stand in stark contrast to the extraordinary gain the portfolio enjoyed in the previous 12 months, I want to assure policy owners that I remain optimistic about the future for international investing. Above-average volatility is a fact of life in foreign markets, but I believe the potential rewards make it well worth accepting.



Richard Lazarchic

Your portfolio's ten largest holdings
International Equity Portfolio

(pie chart) The ten holdings listed here make up 15.58% of the Portfolio's net assets


                                                  Percent                 Value
                               (of Portfolio's net assets) (as of Oct. 31, 1996)

Sun Intl Hotels (Bahamas)                            2.93%           $2,598,750
This is a holding company and through its subsidiaries operates hotels, casinos and other leisure facilities. In addition, it is engaged in real estate and air transportation.

ENI (Italy)                                          1.68             1,484,608
A state owned oil and gas company in Italy.

Biovail (Canada)                                     1.65             1,462,500
This company is engaged in the formulation, development and manufacturing of controlled release oral products. In addition, the company provides contract research services.

Quimica Minera Chile ADR                             1.62             1,437,500
Through its subsidiaries the company is engaged in the production and sale of chemical products and concentrated minerals, including iodine, potassium, nitrates, sulfates and fertilizers.

Secom (Japan)                                        1.34             1,191,302
This company operates in 3 industry segments: security services, information and communication related and other services and medical services.

Freepages (United Kingdom)                           1.33             1,175,055
The trading activities of this group relate solely to the supply of building materials undertaken by G. Blagg Ltd.

Christian  Dior (France)                             1.28             1,130,562
The Company is involved in the following five main areas of sale and production: Christian Dior Couture, Champagne & Wines, Luggage & Leather Goods, Perfumes & Beauty Products.

Multi  Purpose  Holdings   (Malaysia)                1.27             1,128,518
This group's principle activities consist of the operation of a licensed four digit numbers for cast game; property development and property investment; commercial banking; finance and general insurance.

Disco (Argentina)                                    1.27             1,125,000
This company is engaged in the operation of the Disco supermarket chain. Disco also owns and operates the supermarkets and convenience stores.

GP Batteries  (Singapore)                            1.21             1,073,000
An investment holding company. Through its subsidiaries, the company is engaged in the development, manufacture, distribution and trading of batteries and related products.

Statements of assets and liabilities IDS Life Series Fund, Inc.
Oct. 31, 1996 (Unaudited)

                                                 Equity      Income       Money
                                              Portfolio   Portfolio      Market
                                                                      Portfolio
Assets
--------------------------------------------------------------------------------
Investments in securities, at value
  (Note 1)(identified cost: $450,243,730;
  $60,278,285 and $19,230,220,
  respectively)                            $520,742,897 $61,781,133 $19,203,220
Cash in bank on demand deposit                  140,285      54,563      68,940
Receivable for investment securities sold    10,235,109     407,307          --
Dividends and accrued interest receivable       178,858     866,961          --
Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)          166          --          --
Receivable (for capital stock sold) from:
  IDS Life subaccounts                               --     308,456     439,154
  IDS Life of New York subaccounts                   --      20,458      11,345
--------------------------------------------------------------------------------
Total assets                                531,297,315  63,438,878  19,722,659
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable to separate accounts
  (Note 1)                                      422,018     350,181      76,262
Payable for investment securities purchased   8,619,973     409,424          --
Accrued investment management and services
  fee                                           309,646      36,589       7,960
Payable (for capital stock redeemed) to:
  IDS Life subaccounts                          434,046       9,789          98
  IDS Life of New York subaccounts              289,182         103          --
Other accrued expenses                           45,549      34,231      10,129
--------------------------------------------------------------------------------
Total liabilities                            10,120,414     840,317      94,449
--------------------------------------------------------------------------------
Net assets applicable to outstanding
  capital stock                            $521,176,901 $62,598,561 $19,628,210
--------------------------------------------------------------------------------

Represented by
--------------------------------------------------------------------------------
Capital stock - authorized 10,000,000,000
  shares of $.001 par value: outstanding,
  21,222,115; 6,161,718 and 19,630,034
  shares, respectively                     $     21,222 $     6,162 $    19,630
Additional paid-in capital                  428,009,266  61,286,920  19,609,512
Undistributed (excess of distributions
  over) net investment income                    23,583        (811)       (133)
Accumulated net realized gain (loss) on
  investments (Notes 1 and 7)                22,623,305    (196,558)       (799)
Unrealized appreciation of investments and
  on translation of assets and liabilities
  in foreign currencies (Note 4)             70,499,525   1,502,848          --
--------------------------------------------------------------------------------
Total - representing net assets applicable
  to outstanding capital stock             $521,176,901 $62,598,561 $19,628,210
--------------------------------------------------------------------------------
Net asset value per share of outstanding
  capital stock                            $      24.56 $     10.16 $      1.00
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of assets and liabilities
(continued)
                                             Managed   Government International
                                           Portfolio   Securities        Equity
                                                        Portfolio     Portfolio
Assets
--------------------------------------------------------------------------------
Investments in securities, at value
  (Note 1)
IDS Life Series Fund, Inc.
Oct. 31, 1996 (Unaudited)
  (identified cost: $326,005,959,
  $12,273,225 and $86,845,594,
  respectively)                         $362,682,880  $12,610,858   $88,241,814
Cash in bank on demand deposit                75,689       53,466        75,605
Receivable for investment securities
  sold                                     4,768,074           --     1,950,924
Dividends and accrued interest
  receivable                               2,741,373      167,468       122,766
Unrealized appreciation on foreign
  currency contracts held, at value
  (Notes 1 and 4)                                 --           --         2,036
Receivable (for capital stock sold)
  from:
  IDS Life subaccounts                     2,170,605       44,877       103,920
  IDS Life of New York subaccounts           153,097        7,044        18,782
--------------------------------------------------------------------------------
Total assets                             372,591,718   12,883,713    90,515,847
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable to separate accounts
  (Note 1)                                 3,125,793       63,247       241,232
Payable for investment securities
  purchased                                4,656,104           --     1,524,028
Accrued investment management and services
  fee                                        214,736        7,551        70,371
Unrealized depreciation on foreign
  currency contracts held, at value
  (Notes 1 and 4)                                 --           --        38,807
Payable (for capital stock redeemed) to:
  IDS Life subaccounts                         2,369        3,513            --
  IDS Life of New York subaccounts                --           --            --
Other accrued expenses                        87,852        9,494        12,482
--------------------------------------------------------------------------------
Total liabilities                          8,086,854       83,805     1,886,920
--------------------------------------------------------------------------------
Net assets applicable to outstanding
  capital stock                         $364,504,864  $12,799,908   $88,628,927
--------------------------------------------------------------------------------

Represented by
--------------------------------------------------------------------------------
Capital stock -- authorized
  10,000,000,000 shares of $.001 par
  value: outstanding, 22,077,703;
  1,272,161 and 6,065,047 shares,
  respectively                          $     22,077   $     1,272  $     6,065
Additional paid-in capital               316,762,558    12,473,499   84,506,160
Excess of distributions over net
  investment income                          (55,452)     (109,787)    (134,309)
Accumulated net realized gain (Note 1)    10,456,928        97,291   (2,941,152)
Unrealized appreciation of investments
  and on translation of assets and
  liabilities in foreign currencies
  (Note 4)                                37,318,753       337,633    1,309,859
--------------------------------------------------------------------------------
Total -- representing net assets
  applicable to outstanding capital
  stock                                 $364,504,864   $12,799,908  $88,628,927
--------------------------------------------------------------------------------
Net asset value per share of
  outstanding capital stock             $      16.51   $     10.06  $     14.61
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of operations
IDS Life Series Fund, Inc
Six months ended Oct. 31, 1996 (Unaudited)

                                            Equity         Income         Money
                                         Portfolio      Portfolio        Market
                                                                      Portfolio
Investment income

--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes
  withheld of $16,168 for Equity
  Portfolio)                           $   806,958    $    12,415  $         --
Interest                                 1,656,095      2,210,846       448,727
--------------------------------------------------------------------------------
Total income                             2,463,053      2,223,261       448,727
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management and services fee   1,687,091        205,383        41,502
Custodian fees                              70,500         11,000         8,650
Audit fees                                   7,000          5,000         3,500
Registration fees                           10,000          4,000           500
Directors fees                               3,000          1,500           400
Printing and postage                        28,000          7,000         2,000
Other                                        1,400            840           100
--------------------------------------------------------------------------------
Total expenses                           1,806,991        234,723        56,652
Less expenses reimbursed by IDS Life            --             --        (6,850)
--------------------------------------------------------------------------------
Total expenses - net                     1,806,991        234,723        49,802
--------------------------------------------------------------------------------
Investment income - net                    656,062      1,988,538       398,925
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
  investments - net
--------------------------------------------------------------------------------
Net realized gain (loss) on investments
  (Note 3)                              22,788,916        368,615           (62)
Net realized loss on foreign currency
  transactions                              (2,584)            --            --
--------------------------------------------------------------------------------
Net realized gain (loss) on investments
  and foreign currencies                22,786,332        368,615           (62)
Net change in unrealized appreciation or
  depreciation of investments and on
  translation of assets and liabilities
  in foreign currencies                (19,986,420)     1,062,795            --
--------------------------------------------------------------------------------
Net gain (loss) on investments and
  foreign currencies                     2,799,912      1,431,410           (62)

--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                      $ 3,455,974     $3,419,948      $398,863
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

IDS Life Series Fund, Inc
Six months ended Oct. 31, 1996 (Unaudited)

                                          Managed      Government  International
                                        Portfolio      Securities         Equity
                                                        Portfolio      Portfolio
Investment income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes
  withheld of $43,943 for
  International Equity Portfolio)     $ 1,247,477    $         --  $    493,916
Interest                                6,031,752         429,013       378,723
--------------------------------------------------------------------------------
Total income                            7,279,229         429,013       872,639
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management and services
  fee                                   1,186,370          44,236       338,011
Custodian fees                             30,700           4,000        82,000
Audit fees                                  7,000           4,000         5,500
Registration fees                          11,000             800         2,000
Directors fees                              2,500             400           500
Printing and postage                       30,000           2,000         2,500
Other                                       1,500             150           150
--------------------------------------------------------------------------------
Total expenses                          1,269,070          55,586       430,661
Less expenses reimbursed by IDS Life           --          (5,031)      (57,072)
--------------------------------------------------------------------------------
Total expenses -- net                   1,269,070          50,555       373,589
--------------------------------------------------------------------------------
Investment income -- net                6,010,159         378,458       499,050
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments -- net
--------------------------------------------------------------------------------
Net realized gain on investments
  (Note 3)                              9,760,449          (6,007)    2,876,244
Net realized gain on foreign currency
  transactions                                640              --        64,908
Net realized gain on closed futures
  contracts                               751,339              --            --
--------------------------------------------------------------------------------
Net realized gain (loss) on investments
  and foreign currencies               10,512,428          (6,007)    2,941,152
Net change in unrealized appreciation
  or depreciation of investments and
  on translation of assets and
  liabilities in foreign currencies     4,954,720         220,905    (4,577,759)
--------------------------------------------------------------------------------
Net gain (loss) on investments and
  foreign currencies                   15,467,148         214,898    (1,636,607)
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $21,477,307        $593,356   $(1,137,557)
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of changes in net assets IDS Life Series Fund, Inc.

                              Equity Portfolio              Income Portfolio

Operations and
  distributions            Oct. 31,     April 30,        Oct 31,      April 30,
                               1996          1996           1996           1996
                         Six months    Year ended     Six months     Year ended
                              ended                        ended
                         (Unaudited)                  (Unaudited)

--------------------------------------------------------------------------------
Investment income --
  net                   $    656,06  $    489,831    $ 1,988,538    $ 3,176,680
Net realized gain on
  investments and
  foreign currencies     22,786,332    73,815,809        368,615        327,190
Net change in unrealized
  appreciation of investments
  and on translation of assets
  and liabilities in
  foreign currencies    (19,986,420    52,637,428      1,062,795        385,120
--------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations         3,455,974   126,943,068      3,419,948      3,888,990
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income      (632,432)     (484,198)    (1,987,727)    (3,152,824)
Excess distribution of
  net investment income          --       (26,661)          (811)       (10,470)
Net realized gain       (73,838,149)      (76,149)            --             --
--------------------------------------------------------------------------------
Total distributions     (74,470,581)     (587,008)    (1,988,538)    (3,163,294)
--------------------------------------------------------------------------------


Capital share transactions (Note 6)
--------------------------------------------------------------------------------
Proceeds from sales      73,592,864    88,096,157      7,398,874     16,653,461
Reinvested distributions
  at net asset value     74,470,581       587,008      1,988,538      3,163,294
Payments for
  redemptions            (4,284,336)   (7,658,827)    (3,196,424)    (3,389,539)
--------------------------------------------------------------------------------
Increase in net assets
  from capital share
  transactions          143,779,109    81,024,338      6,190,988     16,427,216
--------------------------------------------------------------------------------
Total increase in net
  assets                 72,764,502   207,380,398      7,622,398     17,152,912


Net assets at
  beginning of
  period                448,412,399   241,032,001     54,976,163     37,823,251
--------------------------------------------------------------------------------

Net assets at end
  of period            $521,176,901  $448,412,399    $62,598,561    $54,976,163
--------------------------------------------------------------------------------
Undistributed (excess
  of distributions
  over) net
  investment income    $     23,583  $       (47)    $      (811)   $      (811)
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statements of changes in net assets (continued) IDS Life Series Fund, Inc.

                         Money Market Portfolio             Managed Portfolio

Operations and
distributions               Oct. 31,      April 30,     Oct. 31,      April 30,
                                1996           1996         1996           1996
                          Six months     Year ended   Six months     Year ended
                               ended                       ended
                          (Unaudited)                 (Unaudited)
--------------------------------------------------------------------------------
Investment income -
  net                   $    398,925   $   645,793   $ 6,010,159   $ 10,044,599
Net realized gain (loss)
  on investments
  and foreign currencies         (62)          (84)   10,512,428     17,885,868
Net change in unrealized
  appreciation of
  investments and on
  translation of assets
  and liabilities in
  foreign currencies              --            --     4,954,720     24,654,105
--------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations            398,863       645,709    21,477,307     52,584,572
--------------------------------------------------------------------------------
Distributions to shareholders
  from:
Net investment income       (398,925)     (645,793)   (5,955,347)   (10,002,686)
Excess distribution
  of net investment
  income                        (133)           --       (55,452)            --
Net realized gain                 --            --   (13,910,481)    (2,226,152)
--------------------------------------------------------------------------------
Total distributions         (399,058)     (645,793)  (19,921,280)   (12,228,838)
--------------------------------------------------------------------------------


Capital share transactions (Note 6)
--------------------------------------------------------------------------------
Proceeds from sales        8,908,091    12,705,078    31,382,383     54,477,756
Reinvested distributions
  at net asset value         399,058       645,793    19,921,280     12,228,838
Payments for redemptions  (3,997,099)   (8,917,032)   (5,087,119)   (10,316,093)
--------------------------------------------------------------------------------
Increase in net assets
  from capital share
  transactions             5,310,050     4,433,839    46,216,544     56,390,501
--------------------------------------------------------------------------------
Total increase in net
  assets                   5,309,855     4,433,755    47,772,571     96,746,235


Net assets at beginning
  of period               14,318,355     9,884,600   316,732,293    219,986,058
--------------------------------------------------------------------------------

Net assets at end
  of period              $19,628,210   $14,318,355  $364,504,864   $316,732,293
--------------------------------------------------------------------------------
Excess of distributions
  over net investment
  income                 $      (133)  $        --  $    (55,452)  $    (54,812)
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statements of changes in net assets (continued) IDS Life Series Fund, Inc.

                                Government Securities     International Equity
                                       Portfolio               Portfolio

Operations and
distributions                    Oct. 31,    April 30,     Oct. 31,   April 30,
                                     1996         1996         1996        1996
                               Six months   Year ended   Six months  Year ended
                                    ended                     ended
                               (Unaudited)               (Unaudited)
--------------------------------------------------------------------------------
Investment income -- net     $    378,458 $    732,941  $   499,050 $   212,955
Net realized gain (loss) on
  investments and foreign
  currencies                       (6,007)      97,312    2,941,152   5,987,533
Net change in unrealized
  appreciation or depreciation
  of investments and on
  translation of assets and
  liabilities in foreign
  currencies                      220,905        3,853   (4,577,759)  5,339,537
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations       593,356      834,106   (1,137,557) 11,540,025
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income            (371,969)    (729,863)    (499,673)   (212,955)
Excess distributions of net
  investment income              (109,787)      (3,078)    (134,309)    (77,263)
Net realized gain                      --           --   (5,909,647)         --
--------------------------------------------------------------------------------
Total distributions              (481,756)    (732,941)  (6,543,629)   (290,218)
--------------------------------------------------------------------------------


Capital share transactions (Note 6)
--------------------------------------------------------------------------------
Proceeds from sales               990,887    2,091,806   38,788,739  32,311,329
Reinvested distributions at net
  asset value                     481,756      732,941    6,543,629     290,218
Payments for redemptions       (1,248,740)  (1,901,971)  (1,083,690)   (286,727)
--------------------------------------------------------------------------------
Increase in net assets from capital
  share transactions              223,903      922,776   44,248,678  32,314,820
--------------------------------------------------------------------------------
Total increase in net assets      335,503    1,023,941   36,567,492  43,564,627


Net assets at beginning of
  period                       12,464,405   11,440,464   52,061,435   8,496,808
--------------------------------------------------------------------------------

Net assets at end of period   $12,799,908  $12,464,405  $88,628,927 $52,061,435
--------------------------------------------------------------------------------
Undistributed (excess of
  distributions over)
  net investment income       $  (109,787) $    (6,489) $  (134,309)$      (623)
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Notes to financial statements
(Unaudited as of Oct. 31, 1996)
________________________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. It has six portfolios whose goals are as follows:
     Equity Portfolio invests primarily in U.S. common stocks and securities convertible into common stock;
     Income Portfolio invests in corporate bonds of the four highest ratings; Money Market Portfolio invest in high-quality short-term debt securities; Managed Portfolio invests in common and preferred stocks, convertible securities, debt securities and money market instruments;
     Government Securities Portfolio invests in debt obligations issued or guaranteed by U.S. governmental units; and International Equity Portfolio invests primarily in common stocks of foreign issuers.
Shares of each portfolio of the Fund are sold to IDS Life Insurance Company (IDS
Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities, other than bonds, traded on national securities exchanges or included in the NASDAQ National Market System, are valued at the last quoted sales price; securities traded in the over-the-counter market and securities for which a last quoted sales price is not readily available are valued at the mean of the closing bid and asking prices; and bonds and other securities are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities in the Equity, Income, Managed, Government Securities and International Equity Portfolios maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Option transactions
In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity, Income, Managed, Government Securities and International Equity Portfolios may buy or sell put or call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the portfolios pay a premium whether or not the option is exercised. The portfolios also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The portfolios also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The portfolios will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Income, Managed, Government Securities and International Equity Portfolios may buy and sell stock index and interest rate future contracts. Risks of entering into future contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The portfolios recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the portfolios on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the portfolio's net assets the same as owned securities. The portfolios designate cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. At Oct. 31, 1996, Managed Portfolio had entered into outstanding when-issued or forward-commitments of $987,500.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Equity, Income, Managed and International Equity Portfolios also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the portfolios and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The portfolios are subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities
At Oct. 31, 1996, investments in securities for Income Portfolio and Managed Portfolio included issues that are illiquid. The portfolios currently limit investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 1996 was $692,976 and $3,250,000, which represents 1.1% and 0.9% of net assets for Income Portfolio and Managed Portfolio, respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included in the 10% limitation specified above.

Federal income taxes
Since the Fund's policy is to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income taxes is required. Each portfolio is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the portfolios.

Dividends to shareholders
At Oct. 31, 1996, dividends declared for each portfolio payable Nov. 1, 1996 are as follows:

         Equity                             $.020
         Income                             $.057
         Money Market                       $.004
         Managed                            $.142
         Government Securities              $.050
         International Equity               $.040

Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for the Money Market, Income and Government Securities Portfolios and declared and distributed quarterly for the Equity, Managed and International Equity Portfolios. Capital gain distributions (if any) will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income including level-yield amortization of premium and discount, is accrued daily.
________________________________________________________________________________
2. Investment management and services agreement

The Fund has an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of each of the portfolios. The fee is 0.7% on an annual basis for the Equity, Income, Managed and Government Securities Portfolios. For Money Market Portfolio the fee is 0.5% on an annual basis. For International Equity Portfolio the fee is 0.95% on an annual basis.

IDS Life and American Express Financial Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express Financial Corporation a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Income, Money Market, Managed and Government Securities Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

In addition to paying its own management fee, each portfolio also pays its taxes, brokerage commissions and nonadvisory expenses. Expenses that relate to a particular portfolio, such as custodian fees and registration fees for shares, are paid by that portfolio. Other expenses are allocated to the portfolios in an equitable manner as determined by the Fund's board. Each portfolio also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

The Investment Management and Services Agreement provides that IDS Life will reimburse the portfolio, if in any year the aggregate ordinary operating expenses of any portfolio exceed the most restrictive expense limitations then in effect under any state securities law or the regulations thereunder. However, commencing April 5, 1989, IDS Life has voluntarily agreed to reimburse each portfolio for operating expenses, excluding the investment management and services fees, which exceed 0.1% on an annual basis of average daily net assets of each portfolio.
________________________________________________________________________________
3. Securities transactions

For the six months ended Oct. 31, 1996, cost of purchases and proceeds from sales of securities aggregated, respectively, $63,682,406 and $58,746,571 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Portfolio are as follows:

         Portfolio                  Purchases           Proceeds
         -------------------------------------------------------
         Equity                  $532,359,142       $466,458,432
         Income                    34,240,579         26,005,149
         Managed                  369,405,820        339,452,557
         Government Securities      1,740,024          1,428,655
         International Equity      64,457,866         41,890,500

Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $19,230 and $460 for Equity Portfolio and Managed Portfolio, respectively, for the six months ended Oct. 31, 1996.
________________________________________________________________________________
4. Foreign currency contracts

At Oct. 31, 1996, Equity Portfolio and International Equity Portfolio had entered into foreign currency exchange contracts that obligate the portfolio to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Equity Portfolio

                     Currency to    Currency to      Unrealized     Unrealized
Exchange date       be delivered    be received     appreciation   depreciation
--------------------------------------------------------------------------------
Nov. 5, 1996         15,309,485       582,386           $166          $ --
                 Phillippines Peso  U.S. Dollar

International Equity Portfolio

                     Currency to    Currency to      Unrealized     Unrealized
Exchange date       be delivered    be received     appreciation   depreciation
--------------------------------------------------------------------------------
Nov. 4, 1996           261,978       2,025,722        $  --          $  --
                     U.S. Dollar     Hong Kong $

Nov. 4, 1996           237,522        382,852            --           3,715
                    British Pound   U.S. Dollar

Nov. 5, 1996           753,244      1,145,760,000      2,036            --
                     U.S. Dollar     Italian Lira

Nov. 5, 1996           402,689        648,399            --           6,976
                    British Pound   U.S. Dollar

Nov. 6, 1996            24,838          9,826            --             --
                     Malaysian $    U.S. Dollar

Nov. 6, 1996          38,725,365       16,612            --             --
                  Indonesian Rupiah U.S. Dollar

Nov. 6, 1996            93,710         57,399            --             293
                     U.S. Dollar    British Pound

Nov. 7, 1996            31,538         19,385            --             --
                     U.S. Dollar    British Pound

Nov. 12, 1996          347,132         877,271           --             --
                     U.S. Dollar      Malaysian $

Dec. 17, 1996         1,500,000        223,917           --           4,407
                    Sweden Krona     U.S. Dollar

Dec. 17, 1996         1,600,000        242,718           --             828
                    Sweden Krona     U.S. Dollar

Jan. 21, 1997         6,000,000      1,156,069           --           22,588
                    French Franc     U.S. Dollar
                                                      -------        -------
                                                      $2,036         $38,807
________________________________________________________________________________
5. Stock index futures contracts

At Oct. 31, 1996, investments in securities in Managed Portfolio included securities valued at $2,064,560 that were pledged as collateral to cover initial margin deposits on 38 purchase contracts. The market value of the open contracts at Oct. 31, 1996 was $13,483,350 with a net unrealized gain of $641,250.

At Oct. 31, 1996, investments in securities in International Equity Portfolio included securities valued at $232,500 that were pledged as collateral to cover initial margin deposits on 200 purchase contracts. The market value of the open contracts at Oct. 31, 1996 was $57,000 with a net unrealized loss of $56,500.
________________________________________________________________________________
6. Capital share transactions

Transactions in shares of each portfolio for the six months ended Oct. 31, 1996 and the year ended April 30, 1996 were as follows:

Number of shares:                                           Six months ended
                                                              Oct. 31, 1996

                                                                       Interna-
                                         Money           Government      tional
                  Equity    Income      Market   Managed Securities      Equity
               Portfolio Portfolio   Portfolio Portfolio  Portfolio   Portfolio
--------------------------------------------------------------------------------
Sold           2,796,925   746,519   8,908,779 1,914,309     99,976   2,495,532
Issued for
 reinvested
 distributions 3,321,728   172,555      399,09 1,273,675     48,712     464,540
Redeemed        (180,193) (294,846) (3,997,457) (315,608)  (125,982)    (79,176)
--------------------------------------------------------------------------------
Net increase   5,938,460   624,228   5,310,416 2,872,376     22,706   2,880,896
--------------------------------------------------------------------------------


Number of shares:                                              Year ended
                                                             April 30, 1996

                                                                       Interna-
                                         Money           Government      tional
                  Equity    Income      Market   Managed Securities      Equity
               Portfolio Portfolio   Portfolio Portfolio  Portfolio   Portfolio
--------------------------------------------------------------------------------
Sold           3,543,079 1,633,884  12,706,236 3,492,833    203,165   2,358,924
Issued for
  reinvested
  distributions   22,323   311,618     645,835   788,557     71,365      21,630
Redeemed        (306,199) (333,001) (8,917,863) (665,334)  (186,050)    (22,514)
--------------------------------------------------------------------------------
Net increase   3,259,203 1,612,501   4,434,208 3,616,056     88,480   2,358,040
--------------------------------------------------------------------------------
________________________________________________________________________________
7. Capital loss carryover

For federal income tax purposes, the Income Portfolio had a capital loss carryover at April 30, 1996 of $565,173, that, if not offset by subsequent capital gains, will expire in 2003. It is unlikely the board will authorize a distribution of any net realized gains until the portfolio's capital loss carryover has been offset or expires.
________________________________________________________________________________

8. Financial highlights

The tables below show certain important financial information for evaluating each portfolio's results.

Performance
Equity Portfolio
Financial highlights

The tables below show certain important financial information for evaluating each portfolio's results.

Fiscal period ended April 30,
Per share income and capital changes*
                  1996**1996   1995   1994   1993   1992   1991   1990   1989   1988
------------------------------------------------------------------------------------
Net asset value,
beginning of
period         $29.34 $20.05 $18.10 $16.87 $16.01 $13.94 $12.77 $12.16 $10.79 $12.05
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income            .03    .03    .10    .06    .03    .03    .13    .35    .36    .15
Net gains
(losses) (both
realized and
unrealized)      (.30)  9.30   2.40   3.26   1.40   2.90   2.09    .61   1.37  (1.13)
-------------------------------------------------------------------------------------
Total from
investment
operations       (.27)  9.33   2.50   3.32   1.43   2.93   2.22    .96   1.73  (0.98)
-------------------------------------------------------------------------------------
Less distributions:
Dividends
from net
investment
income           (.03)  (.03)  (.10)  (.06)  (.03)  (.03)  (.13)  (.35)  (.36)  (.15)
Distributions
from realized
gains           (4.48)  (.01)  (.45) (2.03)  (.54)  (.83)  (.92)    --     --   (.13)
Total
distributions   (4.51)  (.04)  (.55) (2.09)  (.57)  (.86) (1.05)  (.35)  (.36)  (.28)
-------------------------------------------------------------------------------------
Net asset value,
end of period  $24.56 $29.34 $20.05 $18.10 $16.87 $16.01 $13.94 $12.77 $12.16 $10.79
-------------------------------------------------------------------------------------

Ratios/supplemental data
                 1996**   1996      1995     1994    1993    1992    1991    1990    1989   1988
------------------------------------------------------------------------------------------------
Net assets,
end of period
(in thousands)$521,177 $448,412 $241,032 $151,860 $87,742 $55,265 $33,933 $16,355 $11,620 $7,247

Ratio of expenses
to average
daily net assets .75%#     .76%     .77%     .75%    .79%    .80%    .80%+  .80%+   .80%+  1.10%

Ratio of net
income to average
daily net assets .27%#     .15%     .56%     .33%    .21%    .17%   1.03%  2.61%   3.32%   1.21%

Portfolio
turnover rate
(excluding
short-term
securities)      110%      184%     144%     109%     81%     52%     79%   190%     48%     57%

Total return++ (0.92%)   46.62%   13.87%   19.72%   8.92%  21.06%  18.55%  7.84%  16.18%  (8.04%)

Average
brokerage
commission
rate+++       $.0467        --       --       --      --      --      --     --      --      --


*    For a share outstanding throughout the period.  Rounded to the nearest cent.
**   Six months ended Oct. 31, 1996 (Unaudited).
#    Adjusted to an annual basis.
+ Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.81%, 0.82% and 0.84% for the years ended April 30, 1991, 1990 and 1989 respectively.
++ Total return does not reflect the expenses that apply to the subaccounts or the policies.
+++ Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Income Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
                 1996** 1996   1995   1994   1993  1992  1991  1990  1989  1988
--------------------------------------------------------------------------------
Net asset
value, beginning
of period       $9.93  $9.64  $9.71 $10.19 $ 9.40 $9.19 $8.55 $8.93 $9.05 $9.42

Income from investment operations:

Net investment
income            .34    .68    .69    .71    .76   .73   .75   .75   .70   .68

Net gains (losses)
(both realized and
unrealized)       .23    .29   (.07)  (.48)   .80   .21   .64  (.40) (.12) (.37)
--------------------------------------------------------------------------------
Total from investment
operations        .57    .97    .62    .23   1.56   .94  1.39   .35   .58   .31
--------------------------------------------------------------------------------
Less distributions:
Dividends from net
investment income(.34)  (.68)  (.69)  (.71) (.77)  (.73) (.75) (.73) (.70) (.68)
--------------------------------------------------------------------------------
Net asset value,
end of period  $10.16  $9.93  $9.64 $ 9.71$10.19  $9.40 $9.19 $8.55 $8.93 $9.05
--------------------------------------------------------------------------------

Ratios/supplemental data
                 1996**   1996    1995    1994    1993    1992    1991   1990   1989   1988
-------------------------------------------------------------------------------------------
Net assets,
end of period
(in thousands) $62,599 $54,976 $37,823 $33,770 $22,641 $16,306 $11,949 $8,831 $6,203 $4,456

Ratio of expenses
to average
daily net assets.80%++    .80%    .80%    .80%   .80%+    80%+   .80%+  .80%+  1.11%  1.13%

Ratio of net
income to
average daily
net assets     6.76%++   6.72%   7.23%   6.83%   7.66%   7.86%  8.41%  8.02%   7.87%  7.50%

Portfolio
turnover rate
(excluding
short-term
securities)      97%       36%     55%     60%     47%     75%    55%    60%     99%    64%

Total
return+++      5.74%    10.02%   6.67%   2.12%  17.17%  10.60% 16.77%  3.75%   6.70%  3.59%

*    For a share outstanding throughout the period.  Rounded to the nearest cent.
**   Six months ended Oct. 31, 1996 (Unaudited).
+ Commencing on May 1, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.83%, 0.88%, 0.93% and 0.96% for the years ended April 30, 1993, 1992, 1991 and 1990, respectively.
++   Adjusted to an annual basis.
+++ Total return does not reflect the expenses that apply to the subaccounts or the policies.

Money Market Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
                1996**  1996  1995  1994  1993  1992  1991  1990  1989   1988
--------------------------------------------------------------------------------
Net asset
value,
beginning
of period      $1.00   $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00  $1.00
--------------------------------------------------------------------------------
Income from investment operations:
Net investment
income           .02     .05   .04   .03   .03   .05   .07   .08   .07    .06
--------------------------------------------------------------------------------
Less distributions:
Dividends from
net investment
income          (.02)   (.05) (.04) (.03) (.03) (.05) (.07) (.08) (.07)  (.06)
--------------------------------------------------------------------------------
Net asset
value, end
of period      $1.00   $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00  $1.00
--------------------------------------------------------------------------------

Ratios/supplemental data
               1996**  1996   1995   1994   1993   1992   1991   1990   1989   1988
-----------------------------------------------------------------------------------
Net assets,
end of period
(in
thousands)  $19,628 $14,318 $9,885 $9,557 $8,181 $9,771 $9,596 $6,321 $4,721 $2,748

Ratio of
expenses to
average daily
net assets   .60%+#   .60%+  .60%+  .60%+  .60%+  .60%+  .60%+  .60%+ 1.10%+   .96%

Ratio of
net income
to average
daily net
assets       4.79%#  5.04%  4.45%  2.61%  3.00%  4.60%  7.06%  8.26%  7.38%   5.89%

Total
return++     2.41%   5.03%  4.50%  2.61%  3.04%  4.71%  7.41%  8.61%  7.52%   6.13%

    * For a share outstanding throughout the period. Rounded to the nearest cent.
    + Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.6% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.68% for the six month period ended Oct. 31, 1996, 0.73%, 0.77%, 0.71%, 0.74%,
       0.75%,  0.86%,  0.96% and 1.35% for the years ended April 30, 1996, 1995,
       1994, 1993, 1992, 1991, 1990, 1989 and 1988 respectively.
   ++ Total return does not reflect the expenses that apply to the subaccounts or the policies.
    #  Adjusted to an annual basis.


Managed Portfolio
Financial highlights (continued)

Fiscal year ended April  30,
Per share income and capital changes*
               1996**  1996   1995   1994   1993   1992   1991   1990   1989   1988
-----------------------------------------------------------------------------------
Net asset
value,
beginning
of period     $16.49 $14.11 $13.85 $13.84 $13.55 $13.29 $12.80 $11.22 $10.42 $11.40
-----------------------------------------------------------------------------------
Income from investment operation:
Net investment
income           .29    .57    .44    .42    .44    .48    .57   .57     .61    .42
Net gains
(losses) (both
realized and
unrealized)      .72   2.51    .30   1.40   1.44   1.87   1.90  1.58     .80   (.84)
------------------------------------------------------------------------------------
Total from
investment
operations      1.01   3.08    .74   1.82   1.88   2.35   2.47  2.15    1.41   (.42)
Less distributions:
Dividends
from net
investment
income          (.29)  (.57)  (.44)  (.42)  (.44)  (.48)  (.57) (.57)  (.61)   (.42)

Distributions
from realized
gains           (.70)  (.13)  (.04) (1.39) (1.15) (1.61) (1.41)    -      -    (.14)
Total
distributions   (.99)  (.70)  (.48) (1.81) (1.59) (2.09) (1.98) (.57)  (.61)   (.56)
------------------------------------------------------------------------------------
Net asset
value, end of
period        $16.51 $16.49 $14.11 $13.85 $13.84 $13.55 $13.29 $12.80 $11.22 $10.42
-----------------------------------------------------------------------------------

Ratios/supplemental data
                1996**     1996     1995     1994     1993    1992    1991    1990    1989   1988
Net assets,
end of period
(in thousands)$364,505 $316,732 $219,986 $160,706 $100,139 $72,366 $51,442 $32,725 $25,807 $21,901

Ratio of
expenses to
average daily
net assets       .75%***   .78%     .78%     .77%     .79%    .80%   .80%+   .80%+   .72%+   1.03%

Ratio of net
income to
average daily
net assets      3.54%***  3.73%    3.27%    2.83%    3.15%   3.40%  4.38%   4.54%   5.76%    3.86%

Portfolio
turnover rate
(excluding
short-term
securities)       46%       83%     143%     106%     118%    122%    71%    107%     58%      67%

Total
return++        6.12%    22.27%    5.47%   13.30%   14.03%  17.84% 20.18%  19.37%  13.88%   (3.57%)

Average
brokerage
commission
rate+++      $0.0571        --       --       --       --      --     --      --      --       --

*    For a share outstanding throughout the period.  Rounded to the nearest cent.
**   Six months ended Oct. 31, 1996 (Unaudited).
***  Adjusted to an annual basis.
+ Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.81%, 0.82% and 0.84% for the years ended April 30, 1991, 1990 and 1989 respectively.
++ Total return does not reflect the expenses that apply to the subaccounts or the policies.
+++ Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

IDS Life Series Fund, Inc.
Notes to financial statements

Government Securities Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changes*
              1996** 1996  1995   1994   1993  1992  1991  1990  1989  1988
--------------------------------------------------------------------------------
Net asset
value,
beginning of
period        $9.98 $9.85 $9.88 $10.54 $ 9.69 $9.44 $8.88 $8.97 $9.00 $9.40
--------------------------------------------------------------------------------
Income from investment operations:
Net investment
income          .22   .61   .59    .60    .63   .66   .67   .69   .64   .64

Net gains
(losses) (both
realized and
unrealized)     .29   .13  (.03)  (.56)   .94   .28   .56  (.09) (.03) (.40)
--------------------------------------------------------------------------------
Total from
investment
operations      .51   .74   .56    .04   1.57   .94  1.23   .60   .61   .24
--------------------------------------------------------------------------------
Less distributions:
Dividends
from net
investment
income         (.30) (.61) (.59)  (.60)  (.63) (.66) (.67) (.69) (.64) (.64)

Distributions
from
realized gains (.13)    -     -   (.10)  (.09) (.03)    -     -     -     -
--------------------------------------------------------------------------------
Total
distributions  (.43) (.61) (.59)  (.70)  (.72) (.69) (.67) (.69) (.64) (.64)
--------------------------------------------------------------------------------
Net asset
value, end
of period    $10.06 $9.98 $9.85 $ 9.88 $10.54 $9.69 $9.44 $8.88 $8.97 $9.00
--------------------------------------------------------------------------------

Ratios/supplemental data
              1996**   1996    1995    1994   1993   1992   1991   1990   1989   1988
-------------------------------------------------------------------------------------
Net assets,
end of
period (in
thousands)  $12,800 $12,464 $11,440 $11,185 $9,619 $7,853 $6,314 $3,184 $2,773 $2,170

Ratio of
expenses to
average
daily net
assets       .80%+#    80%+   .80%+   .80%+  .80%+  .80%+  .80%+  .80%+ 1.12%+  1.13%

Ratio of net
income to
average
daily net
assets       5.97%#  5.98%   6.02%   5.59%  6.10%  6.79%  7.24%  7.34%  7.19%   7.04%

Portfolio
turnover
rate
(excluding
short-term
securities)    12%     38%     12%     32%    15%    11%    18%    18%    14%    13%

Total
return++     5.11%   7.45%   5.98%    .16% 16.58% 10.20% 14.30%  6.50%  7.12%  2.77%

*    For a share outstanding throughout the period.  Rounded to the nearest cent.
**   Six months ended Oct. 31, 1996 (Unaudited).
+ Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.8% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.88% for the six month period ended Oct. 31, 1996, 0.88%, 0.87%, 0.85%, 0.88%, 0.92%,
     1.08%,  1.12% and 1.21% for the years ended  April 30,  1996,  1995,  1994,
     1993, 1992, 1991, 1990 and 1989, respectively.
++ Total return does not reflect the expenses that apply to the subaccounts or the policies.
  #  Adjusted to an annual basis.

International Equity Portfolio
Financial highlights

Fiscal period ended April 30,
Per share income and capital changes*
                                     1996***              1996           1995**
--------------------------------------------------------------------------------
Net asset value,                      $16.35            $10.29           $10.00
beginning of period
--------------------------------------------------------------------------------
Income from investment operations:
Net investment income                  (.87)               .11              .15

Net gains (both realized                .63               6.08              .29
and unrealized)
--------------------------------------------------------------------------------
Total from investment
operations                             (.24)              6.19              .44
--------------------------------------------------------------------------------
Less distributions:
Dividends from net                    (1.50)              (.13)            (.15)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period       $14.61             $16.35           $10.29
--------------------------------------------------------------------------------

Ratios/supplemental data
                                    1996***               1996           1995**
--------------------------------------------------------------------------------
Net assets, end of period           $88,629            $52,061           $8,497
(in thousands)

Ratio of expenses to                1.05%+*             1.05%#          1.00%+#
average daily net assets

Ratio of net income to              1.40%+                .92%           5.66%+
average daily net assets

Portfolio turnover rate                71%                172%              40%
(excluding short-term
securities)

Total return++                     (1.47%)              60.47%            4.38%

*    For a share outstanding throughout the period.  Rounded to the nearest cent.
**   Commencement of operations.  Period from Oct. 28, 1994 to April 30, 1995.
***  Six months ended Oct. 31,1996 (Unaudited).
+    Adjusted to an annual basis.
++ Total return does not reflect the expenses that apply to the subaccounts or the policies.
# IDS Life voluntarily limited total operating expenses. Had IDS not done so, the ratio of expenses to average daily net assets would have been 1.21% for the six month period ended Oct. 31, 1996, 1.32% and 1.76% for the years ended April 30, 1996 and 1995, respectively.

IDS Life Series Fund, Inc.          (Percentages represent value of investments
Oct. 31, 1996                                            compared to net assets)
Equity Portfolio (Unaudited)

Common stocks (93.0%)
Issuer                                      Shares                     Value(a)
--------------------------------------------------------------------------------
Aerospace & defense (0.2%)
Gulfstream Aerospace                        51,900  (b)               1,226,138
--------------------------------------------------------------------------------
Automotive & related (2.0%)
Gentex                                     117,000  (b)               2,778,750
Miller Inds                                213,000  (b)               4,978,875
Team Rental Group                          140,000  (b)               2,625,000

Total                                                                10,382,625
--------------------------------------------------------------------------------
Banks and savings & loans (5.6%)
AmeriCredit                                140,000  (b)               2,660,000
Bank of Boston                              42,000                    2,688,000
Bank of New York                            90,000                    2,981,250
Barnett Banks                               80,000                    3,050,000
Charter One Financial                       63,000                    2,736,563
Dime Bancorp                               230,000  (b)               3,421,250
GreenPoint Financial                        69,000                    3,208,500
Magna Group                                 70,000                    1,960,000
Southtrust                                  85,000                    2,815,625
Washington Mutual                           84,400                    3,565,900

Total                                                                29,087,088
--------------------------------------------------------------------------------
Building materials & construction (1.0%)
Tyco Intl                                  110,000                    5,458,750
--------------------------------------------------------------------------------
Chemicals (2.0%)
IMC Global                                  80,000                    3,000,000
Philip Environmental                       275,000  (b)               2,853,125
Praxair                                     60,000                    2,655,000
Safety-Kleen                               138,900                    2,170,312

Total                                                                10,678,437
--------------------------------------------------------------------------------
Communications equipment & services (1.1%)
Cascade Communications                      35,000  (b)               2,541,875
Tellabs                                     40,000  (b)               3,405,000

Total                                                                 5,946,875
--------------------------------------------------------------------------------
Computers & office equipment (12.8%)
Acxiom                                      65,000  (b)               2,551,250
American Power Conversion                   48,900  (b)               1,045,238
BTG                                        135,000  (b)               2,328,750
Broadway & Seymour                          76,200  (b)                 685,800
Cellular Technical Services                130,000  (b)               2,096,250
Cisco Systems                              160,000  (b)               9,900,000
CMG Information Services                    95,000  (b)                 950,000
Clarify                                     20,000  (b)                 965,000
Electronic Arts                             75,000  (b)               2,812,500
Equifax                                     95,000                    2,826,250
First Data                                  40,000                    3,190,000
Fiserv                                      80,300  (b)               3,081,512
MicroAge                                   167,000  (b)               3,340,000
Oracle                                      65,000  (b)               2,750,312
Parametric Technology                       90,000  (b)               4,398,750
PeopleSoft                                  30,000  (b)               2,692,500
Pure Atria                                  48,000  (b)               1,308,000
Rational Software                           34,000  (b)               1,304,750
Sanmina                                     63,000  (b)               2,882,250
SunGard Data Systems                        88,000  (b)               3,762,000
Synopsys                                    50,000  (b)               2,250,000
3Com                                        69,000  (b)               4,666,125
Trusted Infomation Systems                 175,000  (b)               2,362,500
Xionics Document Technologies              200,000  (b)               2,550,000

Total                                                                66,699,737
 -------------------------------------------------------------------------------
Electronics (3.5%)
Computer Products                          145,000  (b)               2,863,750
Dynatech                                    65,000  (b)               3,213,437
Harman Intl                                 45,000                    2,311,875
Methode Electronics                        140,000                    2,730,000
S3                                         149,000  (b)               2,812,375
Vitesse Semiconductor                       43,000  (b)               1,370,625
VLSI Technology                            157,000  (b)               2,708,250

Total                                                                18,010,312
--------------------------------------------------------------------------------
Energy (5.0%)
Anadarko Petroleum                          44,000                    2,799,500
Barrett Resources                           80,000  (b)               3,070,000
Forcenergy                                 110,000  (b)               3,011,250
Houston Exploration                        150,000  (b)               2,568,750
Noble Affiliates                            80,000                    3,480,000
Oryx Energy                                141,000  (b)               2,714,250
Pogo Producing                              70,000                    3,106,250
Santa Fe Energy Resources                  165,000                    2,351,250
Swift Energy                               120,000  (b)               2,940,000

Total                                                                26,041,250
--------------------------------------------------------------------------------
Energy equipment & services (7.6%)
Camco Intl                                  90,000                    3,487,500
Cooper Cameron                              50,000  (b)               3,193,750
ENSCO Intl                                  50,500  (b)               2,184,125
Falcon Drilling                            143,000  (b)               5,058,625
Global Inds                                165,000  (b)               2,970,000
Global Marine                              260,000                    4,777,500
Lone Star Technologies                     162,000  (b)               2,592,000
Marine Drilling                            275,000  (b)               3,815,625
Oceaneering Intl                            85,000  (b)               1,530,000
Rowan Companies                            150,000  (b)               3,356,250
Smith Intl                                  90,000                    3,420,000
Transocean Offshore                         50,000                    3,162,500
Total                                                                39,547,875
--------------------------------------------------------------------------------
Financial services (4.1%)
AMRESCO                                    100,000                    3,718,000
Franklin Resources                          50,000                    3,525,000
Green Tree Financial                        70,000                    2,773,750
Household Intl                              35,000                    3,097,500
MBNA                                        90,000                    3,397,500
Phoenix Duff & Phelps                      330,000                    2,021,250
Winthrop Resources                         100,000                    2,800,000

Total                                                                21,333,000
--------------------------------------------------------------------------------
Furniture & appliances (1.1%)
Leggett & Platt                             95,000                    2,838,125
Miller (Herman)                             70,000                    3,018,750
Total                                                                 5,856,875
--------------------------------------------------------------------------------
Health care (4.7%)
Amrion                                     140,000  (b)               3,202,500
Biogen                                      33,000  (b)               2,458,500
Biosource Intl                             150,000  (b)               1,153,125
Boston Scientific                           50,000  (b)               2,718,750
Collaborative Clinical Research            145,000  (b)               2,030,000
Emisphere Technologies                      82,000  (b)               1,250,500
INCYTE Pharmaceuticals                      75,000  (b)               3,037,500
Mentor                                      60,000                    1,327,500
Physio-Control Intl                        120,000  (b)               2,340,000
Vivus                                       70,000  (b)               2,345,000
Watson Pharmaceuticals                      80,000  (b)               2,670,000

Total                                                                24,533,375
--------------------------------------------------------------------------------
Health care services (6.0%)
American HealthCorp                        200,000  (b)               1,775,000
Bergen Brunswig                             90,000                    2,823,750
Capstone Pharmacy Services                 225,000  (b)               2,629,687
Cardinal Health                             40,000                    3,140,000
HBO & Co                                   199,400                   11,988,925
Medical Alliance                           200,000  (b)               2,300,000
NCS HealthCare                              60,000  (b)               1,822,500
PhyCor                                      67,000  (b)               2,077,000
Vivra                                       80,000  (b)               2,550,000

Total                                                                31,106,862
--------------------------------------------------------------------------------
Household products (1.1%)
Estee Lauder Companies                      65,000                    2,795,000
Tupperware                                  58,700                    3,015,713

Total                                                                 5,810,713
--------------------------------------------------------------------------------
Industrial equipment & services (2.1%)
Harnischfeger Inds                          70,000                    2,800,000
USA Waste Services                          97,000  (b)               3,104,000
United Waste Systems                        75,000  (b)               2,578,125
Wyman-Gordon                               120,000                    2,640,000

Total                                                                11,122,125
--------------------------------------------------------------------------------
Industrial transportation (0.6%)
Trico Marine Services                       85,000  (b)               2,996,250
--------------------------------------------------------------------------------
Insurance (2.2%)
ACE Limited                                 38,000                    2,080,500
AFLAC                                       80,000                    3,210,000
Everest Reinsurance Holdings               100,000                    2,550,000
SunAmerica                                  36,800                    1,380,000
UNUM                                        35,000                    2,200,625

Total                                                                11,421,125
--------------------------------------------------------------------------------
Leisure time & entertainment (4.5%)
Acres Gaming                               175,000  (b)               3,325,000
Harley-Davidson                             65,000                    2,933,125
Intl Game Technology                       190,000                    4,013,750
Marriot Intl                                77,000                    4,379,375
Mattel                                      50,000                    1,443,750
National Education                         180,000  (b)               2,925,000
Travis Boats & Motors                      125,000  (b)               1,343,750
WMS Inds                                   121,000  (b)               2,964,500

Total                                                                23,328,250
--------------------------------------------------------------------------------
Media (3.6%)
American Radio Systems                      60,000  (b)                 832,650
CACI Intl                                   65,000  (b)               1,125,312
Consolidated Graphics                       52,000  (b)               1,885,000
Desktop Data                                45,000  (b)               1,068,750
Emmis Broadcasting                          37,600  (b)               1,363,000
Harcourt General                            70,000                    3,482,500
Heftel Broadcasting                        109,000  (b)               3,951,250
Outdoor Systems                             65,000  (b)               2,908,750
Universal Outdoor Holdings                  70,000  (b)               2,056,250

Total                                                                18,673,462
--------------------------------------------------------------------------------
Metals (0.6%)
Getchell Gold                               28,000  (b)               1,246,000
Stillwater Mining                          100,000  (b)               1,725,000

Total                                                                 2,971,000
--------------------------------------------------------------------------------
Multi-industry conglomerates (0.7%)
Chicago Miniature Lamp                      85,000  (b)               2,528,750
Employee Solutions                          53,400  (b)               1,181,475

Total                                                                 3,710,225
--------------------------------------------------------------------------------
Paper & packaging (0.5%)
Sealed Air                                  67,000  (b)               2,604,625
--------------------------------------------------------------------------------
Restaurants & lodging (1.7%)
CapStar Hotel                              140,000  (b)               2,520,000
HFS                                         50,000                    3,662,500
Sonic                                      110,000  (b)               2,502,500

Total                                                                 8,685,000
--------------------------------------------------------------------------------
Retail (11.4%)
American Stores                             66,000                    2,730,750
Circuit City Stores                         75,000                    2,456,250
CUC Intl                                   102,000                    2,499,000
Dollar General                             150,000                    4,162,500
Dominick's Supermarkets                    105,000  (b)               2,086,875
Eagle Hardware & Garden                     80,000  (b)               2,290,000
Home Depot                                  44,000                    2,409,000
Lowe's Companies                           100,000                    4,037,500
Melville                                    60,000                    2,235,000
Price/Costco                               140,000  (b)               2,782,500
Revco D.S.                                  89,000  (b)               2,681,125
Richfood Holdings                          112,500                    2,714,063
Rite Aid                                    81,000                    2,754,000
Safeway                                     75,000                    3,215,625
Saks Holdings                               70,000  (b)               2,450,000
Sotheby's Holdings                         165,000                    2,805,000
Sports Authority                           100,000  (b)               2,425,000
Stein Mart                                 152,500  (b)               2,725,937
TJX Companies                               66,000                    2,640,000
United Auto Group                           20,700  (b)                 711,563
Vons Companies                              65,000  (b)               3,599,375
Walgreen                                    75,000                    2,831,250

Total                                                                59,242,313
--------------------------------------------------------------------------------
Textiles & apparel (0.7%)
Fruit of the Loom                          100,000  (b)               3,637,500
--------------------------------------------------------------------------------
Utilities-gas (0.5%)
Sonat                                       57,000                    2,807,250
--------------------------------------------------------------------------------
Utilities-telephone (1.0%)
Lightbridge                                205,000  (b)               1,973,125
Tel-Save Holdings                          120,000  (b)               3,000,000

Total                                                                 4,973,125
--------------------------------------------------------------------------------
Miscellaneous (0.9%)
Hvide Marine                                50,000  (b)                 743,750
Intl Telecommunications Data                 7,700  (b)                 125,125
ONTRACK Data Intl                          100,000  (b)               1,412,500
Tesoro Petroleum                           150,000  (b)               2,212,500

Total                                                                 4,493,875
--------------------------------------------------------------------------------
Foreign (4.2%)
Alberta Energy                             125,000                    2,687,500
Amer Group                                 101,000                    2,305,072
Belle                                    2,188,000  (b)                 582,800
Biochem Pharma                              32,000  (b)               1,364,000
Empresas ICA Sociedad ADR                  149,800                    1,947,400
Euro-Nevada Mining                          45,000                    1,329,701
Mid Ocean                                   58,000                    2,726,000
Renaissance Energy                          90,000  (b)               2,854,157
Sun Intl                                    52,000  (b)               2,457,000
Swire Pacific                              266,000                    2,347,909
Thistle Hotels                             630,000  (b)               1,717,420

Total                                                                22,318,959
--------------------------------------------------------------------------------
Total common stocks
(Cost: $414,430,485)                                               $484,704,996
--------------------------------------------------------------------------------
Bond (0.3%)
Issuer                   Coupon     Maturity         Principal          Value(a)
                                                          rate             year
--------------------------------------------------------------------------------
Industrial equipment &
services
Thermo Electron            4.25        2003         1,600,000  (d)    1,826,000

Total bond
(Cost: $1,600,000)                                                  $ 1,826,000
--------------------------------------------------------------------------------
Short-term securities (6.6%)
Issuer                          Annualized              Amount          Value(a)
                                  yield on          payable at
                                   date of            maturity
                                  purchase
--------------------------------------------------------------------------------
U.S. government agency (0.7%)
Federal Home Loan Mtge Corp Disc Nts
11-13-96                             5.18%          $1,900,000     $  1,896,726
11-19-96                             5.20            1,400,000        1,396,374

Total                                                                 3,293,100
--------------------------------------------------------------------------------
Certificates of deposit (1.2%)
Banc Milwaukee
11-07-96                             5.28            6,400,000        6,400,009
--------------------------------------------------------------------------------
Commercial paper  (4.7%)
A.I. Credit
11-12-96                             5.24            3,800,000        3,793,927
CAFCO
12-12-96                             5.28            1,400,000 (c)    1,391,629
Cargill
12-06-96                             5.26            1,100,000        1,094,396
Consolidated National
11-20-96                             5.26            3,000,000        2,991,688
Ford Motor
12-11-96                             5.30            3,300,000        3,279,554
Gannett
11-15-96                             5.26            1,300,000 (c)    1,297,351
Merrill Lynch
11-18-96                             5.28            2,500,000        2,493,790
Mobil Australia
12-05-96                             5.27            2,600,000 (c)    2,587,108
Pioneer
11-08-96                             5.27            3,000,000        2,996,938
Reed Elsevier
11-05-96                             5.37              700,000 (c)      699,401
Sandoz
11-21-96                             5.37            1,100,000        1,096,743
Sysco
12-03-96                             5.27              800,000 (c)      796,267

Total                                                                24,518,792
--------------------------------------------------------------------------------
Total short-term securities
(Cost: $34,213,245)                                                $ 34,211,901
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $450,243,730)(e)                                            $520,742,897
--------------------------------------------------------------------------------

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. (d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the board. (e) At Oct. 31, 1996, the cost of securities for federal income tax purposes was approximately $450,244,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                     $    80,876,000
    Unrealized depreciation                                         (10,377,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                     $70,499,000
    ----------------------------------------------------------------------------

Investments in securities
IDS Life Series Fund, Inc.                      (Percentages represent value of
Oct. 31, 1996 (Unaudited)                    investments compared to net assets)

Income Portfolio
--------------------------------------------------------------------------------
Bonds (93.1%)
--------------------------------------------------------------------------------

Issuer                            Coupon   Maturity     Principal     Value (a)
                                    rate       year        amount
--------------------------------------------------------------------------------
U.S. government obligations (13.0%)
U.S. Treasury                       7.00%      2006    $4,500,000    $4,702,275
Resolution Funding Corp             8.125      2019     3,000,000     3,443,070

Total                                                                 8,145,345

--------------------------------------------------------------------------------
Mortgage-backed securities (34.3%)
Federal Home Loan Mtge Corp         5.50       2009       870,467       824,437
  Collateralized Mtge Obligation    8.00       2020       185,000       191,012
                                    8.50       2022     1,000,000     1,090,490
Federal Natl Mtge Assn              6.00    2011-26     3,891,934     3,703,734
                                    6.50    2010-26     7,368,491     7,169,071
                                    7.00       2026     4,889,878     4,799,121
  Medium-term Nts                   6.58       2001     2,000,000     2,029,120
  Series Z                          8.00       2021       424,135 (g)   432,766
Merrill Lynch Mtge Investors        8.30       2021       233,865 (c)   211,574
Morgan Stanley
  Collateralized Mtge Obligation    6.59       2028     1,000,000 (c) 1,006,500

Total                                                                21,457,825

--------------------------------------------------------------------------------
Aerospace & defense (1.0%)
Airplanes Cl D                    10.875       2019       100,000       109,000
BE Aerospace
  Sr Sub Nts                       9.875       2006       100,000 (c)   101,625
Goodrich (B.F.)                    9.625       2001       150,000       166,890
Northrop Grumman                   7.75        2016       250,000 (c)   252,460

Total                                                                   629,975

--------------------------------------------------------------------------------
Airlines (0.6%)
Continental Airlines               6.94        2015       400,000 (h)   397,844

--------------------------------------------------------------------------------
Banks and savings & loans (2.2%)
Barclays NA Capital                9.75        2021       300,000       343,566
First Bank System                  6.875       2007       400,000       395,892
Fleet /Norstar Financial
  Sub Nts                          9.00        2001       200,000       220,390
Norwest
  Sr Nts                          6.375        2002       400,000       399,088

Total                                                                 1,358,936

--------------------------------------------------------------------------------
Building materials & construction (0.9%)
Owens-Corning Fiberglass          9.375        2012       100,000       112,782
Pulte
  Sr Nts                           7.00        2003       300,000       296,019
Schuller Intl Group
  Sr Nts                         10.875        2004       100,000       110,500
Southdown
  Sr Sub Nts                     10.00         2006        50,000 (c)    51,500

Total                                                                   570,801

--------------------------------------------------------------------------------
Communications equipment & services (1.0%)
BellSouth Telecommunications      7.00         2095       400,000       386,184
GST Telecommunications
  Zero Coupon Cv                  5.25         2000        20,000 (c,e)  16,800
Shared Technologies
  Zero Coupon Cv                  3.57         2006       250,000 (c,d) 198,125

Total                                                                   601,109

--------------------------------------------------------------------------------
Electronics (1.3%)
Magnetek
  Sr Sub Debs                    10.75         1998       100,000       102,875
Reliance Electric                 6.80         2006       300,000       301,530
Thomas & Betts                    6.50         2006       400,000 (c)   383,940

Total                                                                   788,345

--------------------------------------------------------------------------------
Energy (1.7%)
Clark Oil
  Sr Nts                          9.50         2004       100,000       102,625
Forcenergy
  Sr Sub Nts                      9.50         2006        50,000        50,000
Honam Oil Refinery                7.125        2005       250,000 (c)   246,503
Parker & Parsley Petroleum        8.25         2007       300,000       319,116
UNC
  Sr Nts                          9.125        2003       200,000       197,000
USX                               9.80         2001       150,000       167,739

Total                                                                 1,082,983

--------------------------------------------------------------------------------
Energy equipment & services (0.6%)
Foster Wheeler                    6.75         2005       400,000       390,772

--------------------------------------------------------------------------------
Financial services (2.4%)
Avco Financial Services           7.25         1999       300,000       308,190
Corporate Property Investors      7.18         2013       300,000 (c)   290,364
Countrywide Funding
  Medium-term Nts                 8.42         1999       300,000       314,616
First Union REIT                  8.875        2003       100,000        92,500
Homeside
  Sr Nts                         11.25         2003       200,000 (c)   217,500
Property Trust  America REIT      7.50         2014       300,000       279,756

Total                                                                 1,502,926

--------------------------------------------------------------------------------
Food (0.2%)
Chiquita Brands Intl             9.625         2004       100,000       102,375

--------------------------------------------------------------------------------
Furniture & appliances (0.3%)
Interface                        9.50          2005       100,000 (c)   101,250
Lifestyle Furniture             10.875         2006       100,000 (c)   104,250

Total                                                                   205,500

--------------------------------------------------------------------------------
Health care (1.1%)
Lilly (Eli)                      6.77          2036       400,000       373,628
Schering-Plough
  Zero Coupon                    7.31          1996       300,000 (c,d) 298,785

Total                                                                   672,413

--------------------------------------------------------------------------------
Health care services (1.7%)
Columbia-HCA Healthcare          6.91          2005       100,000       100,311
La Petite Holdings
  Sr Secured Nts                 9.625         2001       100,000        97,000
Manor Care
  Sr Nts                         7.50          2006       250,000       257,203
Merit Behavioral
  Sr Sub Nts                    11.50          2005       100,000 (c)   104,875
Paracelsus Healthcare
  Sr Sub Nts                    10.00          2006       350,000       329,000
Tenet Healthcare
  Sr Sub Nts                    10.125         2005       150,000       165,000

Total                                                                 1,053,389

--------------------------------------------------------------------------------
Household products (0.3%)
First Brands                    9.125          1999       100,000       102,125
Sweetheart Cup
  Sr Sub Nts                   10.50           2003       100,000       102,750

Total                                                                   204,875

--------------------------------------------------------------------------------
Industrial equipment & services (0.8%)
AGCO
  Sr Sub Nts                    8.50           2006       100,000 (c)   101,250
Case                            7.25           2005       400,000       403,532

Total                                                                   504,782

--------------------------------------------------------------------------------
Industrial transportation (0.8%)
ERAC USA Finance                8.75           1999       300,000 (c)   318,096
  Medium-term Nts
Ryder System                    9.25           2001       150,000       165,890

Total                                                                   483,986

--------------------------------------------------------------------------------
Insurance (1.4%)
American United Life            7.75           2026       200,000 (h)   190,882
Americo Life                    9.25           2005       100,000        98,625
SunAmerica                      8.125          2023       300,000       312,567
Medium-term Nts                 7.34           2005       300,000       304,812

Total                                                                   906,886

--------------------------------------------------------------------------------
Leisure time & entertainment (0.4%)
Bally's Park Place Funding
  1st Mtge                      9.25           2004       100,000       108,000
Trump Atlantic City Funding
  1st Mtge                     11.25           2006       150,000       142,500

Total                                                                   250,500

--------------------------------------------------------------------------------
Media (3.6%)
Ackerley Communications
  Sr Secured Nts               10.75           2003       100,000 (c)   107,000
Adelphia Communications
  Sr Deb                       11.875          2004       100,000        98,500
Cablevision Systems
  Sr Sub Debs                  10.75           2004       100,000       101,500
CAI Wireless Systems
  Sr Nts                       12.25           2002       100,000        97,500
Continental Cablevision
  Sr Deb                        8.875          2005       100,000       110,125
Cox Communications              7.625          2025       500,000       499,645
TCI Communications
  Sr Debs                       8.75           2015       300,000       284,652
Time Warner
  Deb                           9.15           2023       300,000       326,673
Time Warner Entertainment       8.375          2033       250,000 (c)   252,670
TKR Cable
  Sr Debs                      10.50           2007       100,000       111,017
United Artist Theatre           9.30           2015        99,176 (c)    91,614
Viacom
  Sr Sub Nts                   10.25           2001       100,000       108,250
Viacom Intl
  Sub Deb                       8.00           2006       100,000        94,250

Total                                                                 2,283,396

--------------------------------------------------------------------------------
Metals (0.5%)
Magma Copper
  Sr Sub Nts                   12.00           2001       100,000       107,000
Ryerson Tull                    8.50           2001       200,000       200,000

Total                                                                   307,000

--------------------------------------------------------------------------------
Multi-industry conglomerates (1.1%)
Coltec Inds
  Sr Nts                        9.75           2000       100,000       104,000
Crane                           7.25           1999       300,000       305,148
Fairchild                      13.125          2006        65,000        64,838
Mark IV Inds                    8.75           2003       100,000       102,750
Prime Succession
  Sr Sub Nts                   10.75           2004        85,000 (c)    91,375

Total                                                                   668,111

--------------------------------------------------------------------------------
Paper & packaging (1.9%)
Chesapeake                      9.875          2003       100,000       115,176
Federal Paperboard             10.00           2011       100,000       124,985
Gaylord Container
  Sr Sub Deb                   12.75           2005       100,000       109,750
Intl Paper                      5.125          2012        85,000        68,732
Pope & Talbot                   8.375          2013       300,000       281,289
Scotia Pacific Holding          7.95           2015       261,919       266,634
Silgan
  Sr Sub Nts                   11.75           2002       100,000       106,250
Warren (SD)
  Sr Nts                       12.00           2004       100,000 (c)   108,000

Total                                                                 1,180,816

--------------------------------------------------------------------------------
Restaurants & lodging (0.3%)
Flagstar                       10.875          2002       100,000        88,000
Hammons (John Q) Hotels
  1st Mtge                      8.875          2004       100,000        97,500

Total                                                                   185,500

--------------------------------------------------------------------------------
Retail (1.8%)
American Stores                 8.00           2026       500,000       516,155
Di Giorgio                     12.00           2003       100,000       100,500
Pep Boys--Manny, Moe & Jack     7.00           2005       300,000       299,214
Safeway
  Sr Sub Nts                   10.00           2001       100,000       111,750
Stop & Shop
  Sr Sub Nts                    9.75           2002        75,000        82,594

Total                                                                 1,110,213

--------------------------------------------------------------------------------
Textiles & apparel (0.5%)
Dominion Textiles
  Sr Nts                        9.25           2006       200,000       200,250
Polysindo                      11.375          2006       100,000       106,250

Total                                                                   306,500

--------------------------------------------------------------------------------
Utilities -- electric (4.2%)
Arizona Public Service
  1st Mtge                      8.00           2025       200,000       204,268
Cal Energy
  Sr Nts                        9.50           2006       125,000 (c)   127,344
Cleveland Electric Illuminating
  1st Mtge                      9.50           2005       100,000       105,479
Commonwealth Edison
  1st Mtge                      9.875          2020       200,000       228,686
El Paso Electric                8.90           2006       100,000       103,375
First Palo Verde Funding       10.15           2016        96,000       101,520
Houston Ind                     9.375          2001       150,000       166,684
Jersey Central Power & Light    6.75           2025       300,000       268,704
Long Island Ltg
  Gen Ref Mtge                  9.625          2024       300,000       310,326
Midland Funding II             11.75           2005       100,000       109,250
Pennsylvania Power & Light
  1st Mtge                      9.25           2019       100,000       108,275
Sithe Independence Funding      9.00           2013       100,000       101,733
Texas Utilities Electric
  1st Mtge                      7.375          2025       200,000       191,154
  1st Mtge                      9.75           2021       100,000       114,156
Texas-New Mexico Power
  1st Mtge                      9.25           2000       100,000       104,625
Wisconsin Electric Power        6.875          2095       300,000       274,260

Total                                                                 2,619,839

--------------------------------------------------------------------------------
Utilities --  gas (1.0%)
Columbia Gas                    7.32           2010       500,000       489,255
Southwest Gas                   9.75           2002       100,000       110,907

Total                                                                   600,162

--------------------------------------------------------------------------------
Utilities -- telephone (1.5%)
MFS Communications
  Zero Coupon Sr Disc Nts      10.59           2004       200,000       170,000
New York Telephone              9.375          2031       150,000       167,487
Pacific Bell                    7.375          2043       300,000       293,970
US WEST Communications          7.20           2026       300,000       286,566

Total                                                                   918,023

--------------------------------------------------------------------------------
Miscellaneous (0.7%)
Adams Outdoor Advertising
  Sr Nts                       10.75           2006       100,000 (h)   104,250
Banque Audi
  Sr Sub                        9.375          2001       100,000 (c)   100,875
Coty                           10.25           2005       100,000       106,750
Outsourcing Solutions
  Sr Sub Nts                   11.00           2006       140,000 (c)   140,000

Total                                                                   451,875

--------------------------------------------------------------------------------
Foreign (10.0%) (b)
Alcan Aluminum
  (U.S. Dollar)                 8.875          2022       200,000       216,504
Banca Italy N.Y.
  (U.S. Dollar)                 8.25           2007       300,000       321,543
Bank of China
  (U.S. Dollar)                 8.25           2014       200,000       199,236
CAF
  (U.S. Dollar)                 7.10           2003       300,000       300,549
China Light & Power
  (U.S. Dollar)                 7.50           2006       300,000       303,615
Dominion Textiles
  (U.S. Dollar)                 8.875          2003       100,000        99,250
Financiera Ener Nacional
  (U.S. Dollar)                 9.375          2006       200,000 (c)   205,000
Fresh Delmonte
  (U.S. Dollar)                10.00           2003       200,000       190,500
Grupo Televisa
  (U.S. Dollar) Sr Nts         11.875          2006       100,000 (c)   106,500
Imexsa Export Trust
  (U.S. Dollar)                10.125          2003       200,000 (c)   205,750
Korea Electric Power
  (U.S. Dollar)                 8.00           2002       200,000       211,468
People's Republic of China
  (U.S. Dollar)                 7.375          2001       100,000       102,694
  (U.S. Dollar)                 9.00           2096       200,000       207,564
Petronas
  (U.S. Dollar)                 7.75           2015       300,000 (c)   308,355
Poland Euro
  (U.S. Dollar)                 3.75           2014       650,000 (f)   534,219
Quno
  (U.S. Dollar) Sr Nts          9.125          2005       100,000       100,375
Reliance Inds
  (U.S. Dollar)                 8.125          2005       250,000 (c)   248,642
Repap New Brunswick
  (U.S. Dollar)                10.625          2005       100,000       101,750
Republic of Argentina
  (U.S. Dollar) Sr Sub         11.00           2006       250,000       245,625
Republic of Israel
  (U.S. Dollar)                 6.375          2005       200,000       189,860
Republic of Slovenia
  (U.S. Dollar)                 7.00           2001       260,000 (c)   263,619
Republic of South Africa
  (U.S. Dollar)                 9.625          1999       250,000       263,262
Telekom Malaysia
  (U.S. Dollar)                 7.875          2025       200,000 (c)   204,458
United Mexican States
  (U.S. Dollar)                11.375          2016       100,000        99,875
Usinor Sacilor
  (U.S. Dollar)                 7.25           2006       500,000       503,385
WMC Finance USA
  (U.S. Dollar)                 7.25           2013       300,000       298,539
Zhuhai Highway
  (U.S. Dollar)                11.50           2008       250,000 (c)   268,125

Total                                                                 6,300,262

--------------------------------------------------------------------------------
Total bonds
(Cost: $56,755,297)                                                 $58,243,264

--------------------------------------------------------------------------------

Preferred stocks & other (0.7%)

--------------------------------------------------------------------------------

Issuer                                             Shares             Value (a)

--------------------------------------------------------------------------------
Intermedia Communications                             100              $  5,000
  Warrants Exp 06-01-00
Paxson Communications                               1,700 (i)           164,050
  Pay-in-kind Pfd
Time Warner                                           261 (c,i)         277,639
  Pay-in-kind Pfd

--------------------------------------------------------------------------------
Total preferred stocks & other
(Cost: $431,808)                                                       $446,689

--------------------------------------------------------------------------------
Short-term securities (4.9%)

--------------------------------------------------------------------------------

Issuer                              Annualized            Amount      Value (a)
                                      yield on        payable at
                                       date of          maturity
                                      purchase

--------------------------------------------------------------------------------
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc
  11-13-96                               5.18%       $  100,000      $  99,828

--------------------------------------------------------------------------------
Commercial paper (4.8%)
Goldman Sachs
  11-26-96                               5.26         1,600,000       1,594,178
PACCAR Financial
  11-20-96                               5.26           800,000         797,787
Pioneer
  11-08-96                               5.27           600,000         599,387

Total                                                                 2,991,352

--------------------------------------------------------------------------------
Total short-term securities
(Cost: $3,091,180)                                                  $ 3,091,180

--------------------------------------------------------------------------------
Total investment in securities
(Cost: $60,278,285)(j)                                              $61,781,133

--------------------------------------------------------------------------------

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Foreign securities values are stated in U.S. dollars; principal amounts are denominated in the currency indicated.
(c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. (d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of aquisition. (e) For those zero coupon bonds, that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed. (f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1996. (g) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield. (h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1996, is as follows:

Security                                 Aquisition                       Cost
                                               date

--------------------------------------------------------------------------------
Adams Outdoor Advertising
10.75% 2006                                03-05-96                   $100,000

American United Life*
7.75%  2026                                02-13-96                    200,000

Continental Airlines
6.94%  2015                                01-24-96                    400,000
*Represents a security sold under Rule 144A, which is exempt from registration under the securities Act of 1933, as amended.
(i) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities. (j) At Oct. 31, 1996, the cost of securities for federal income tax purposes was approximately $60,250,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,887,000
Unrealized depreciation                                               (356,000)

--------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,531,000

--------------------------------------------------------------------------------

Investments in securities
IDS Life Series Fund, Inc.                      (Percentages represent value of
Oct. 31, 1996 (Unaudited)                    investments compared to net assets)

Money Market Portfolio

--------------------------------------------------------------------------------

Issuer                               Annualized         Amount          Value(a)
                                       yield on     payable at
                                        date of       maturity
                                       purchase

--------------------------------------------------------------------------------

Commercial paper (89.7%)

--------------------------------------------------------------------------------
Banks and savings & loans
(10.1%)
Dresdner U.S. Finance
  12-09-96                               5.29 %      $800,000          $795,567
Fleet Funding
  11-21-96                               5.27         500,000 (b)       498,542
Kredietbank North
American Finance
  01-16-97                               5.38         700,000           692,145

Total                                                                 1,986,254

--------------------------------------------------------------------------------
Broker dealers (6.1%)
Merrill Lynch
  11-21-96                               5.29         600,000           598,247
Morgan Stanley Group
  01-23-97                               5.39         600,000           592,641

Total                                                                 1,190,888

--------------------------------------------------------------------------------
Energy (4.6%)
Chevron Transportation
  12-10-96                               5.29         900,000 (b)       894,871

--------------------------------------------------------------------------------
Financial services (21.3%)
A.I. Credit
  11-12-96                               5.42         900,000           898,520
Associates
North America
  12-12-96                               5.29         700,000           695,807
CIT Group Holdings
  12-03-96                               5.28         900,000           895,792
Dean Witter
  01-24-97                               5.37         600,000           592,580
General Electric
Capital
  12-02-96                               5.28         800,000           796,383
Household Finance
  11-19-96                               5.28         300,000           299,212

Total                                                                 4,178,294

--------------------------------------------------------------------------------
Food (5.6%)
CPC Intl
  11-12-96                               5.46         300,000 (b)       299,504
  01-27-97                               5.38         300,000 (b)       296,150
Pioneer Hi-Bred Intl
  11-08-96                               5.27         500,000           499,490

Total                                                                 1,095,144

--------------------------------------------------------------------------------
Health care services
(3.5%)
Sandoz
  12-12-96                               5.28         700,000 (b)       695,815

--------------------------------------------------------------------------------
Household products (4.0%)
Colgate-Palmolive
  12-23-96                               5.29         800,000 (b)       793,933

--------------------------------------------------------------------------------
Industrial transportation
(7.6%)
Consolidated Rail
  11-04-96                               5.41         600,000 (b)       599,732
Norfolk Southern
  11-07-96                               5.45         900,000 (b)       899,190

Total                                                                 1,498,922

--------------------------------------------------------------------------------
Insurance (19.8%)
American General
Finance
  12-19-96                               5.29         900,000           893,700
Aon
  12-11-96                               5.30         600,000           596,493
Pacific Mutual Life
  11-18-96                               5.26         900,000           897,773
SAFECO Credit
  12-17-96                               5.30         900,000           893,963
USAA Capital
  12-02-96                               5.32         600,000           597,272

Total                                                                 3,879,201

--------------------------------------------------------------------------------
Media (3.0%)
Reed Elsevier
  12-04-96                               5.26         600,000 (b)       597,118

--------------------------------------------------------------------------------
Utilities -- gas (4.1%)
Gateway Fuel
  12-09-96                               5.27         800,000           795,575

--------------------------------------------------------------------------------
Total commercial paper
(Cost: $17,606,015)                                                 $17,606,015

--------------------------------------------------------------------------------

Letters of credit (8.1%)

--------------------------------------------------------------------------------
Bank of America -
AES Barbers Point
  11-21-96                               5.26         800,000           797,671
First Chicago Financial
  11-05-96                               5.27         800,000           799,534

--------------------------------------------------------------------------------
Total letters of credit
(Cost: $1,597,205)                                                    1,597,205

--------------------------------------------------------------------------------
Total investments in
securities
(Cost: $19,203,220)(c)                                              $19,203,220

--------------------------------------------------------------------------------
Notes to investments in
securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) At Oct. 31, 1996, this also represents the cost of securities for federal income tax purposes.

IDS Life Series Fund, Inc.                      (Percentages represent value of
Oct. 31, 1996 (Unaudited)              investments compared to total net assets)
Managed Portfolio

Common stocks (48.4%)
Issuer                                      Shares                     Value(a)
--------------------------------------------------------------------------------
Aerospace & defense (3.7%)
Boeing                                      43,000                $   4,101,125
General Motors, Cl H                        40,000                    2,135,000
Lockheed Martin                             45,000                    4,033,125
Precision Castparts                         38,000                    1,776,500
United Technologies                         12,800                    1,648,000

Total                                                                13,693,750
--------------------------------------------------------------------------------
Airlines (0.2%)
Southwest Airlines                          37,000                      832,500
--------------------------------------------------------------------------------
Automotive & related (0.8%)
Snap-On                                     89,000                    2,859,125
--------------------------------------------------------------------------------
Banks and savings & loans (2.8%)
Banc One                                    18,700                      792,412
BankAmerica                                 13,000                    1,189,500
Citicorp                                    29,800                    2,950,200
First Union                                 28,500                    2,073,375
Washington Mutual                           73,000                    3,084,250

Total                                                                10,089,737
--------------------------------------------------------------------------------
Beverages & tobacco (0.9%)
Coca-Cola                                   19,800                      999,900
Dimon                                       63,000                    1,197,000
Philip Morris                               12,000                    1,111,500

Total                                                                 3,308,400
--------------------------------------------------------------------------------
Building materials & construction (1.9%)
Sherwin-Williams                            40,000                    2,005,000
Tyco Intl                                   88,300                    4,381,887
Weyerhaeuser                                14,000                      642,250

Total                                                                 7,029,137
--------------------------------------------------------------------------------
Chemicals (2.2%)
IMC Global                                  20,000                      750,000
Morton Intl                                 49,000                    1,929,375
Pall                                        40,000                    1,025,000
Praxair                                     95,000                    4,203,750

Total                                                                 7,908,125
--------------------------------------------------------------------------------
Computers & office equipment (4.4%)
Checkfree                                   81,300  (b)               1,483,725
Cisco Systems                               30,000  (b)               1,856,250
Compaq Computer                             29,000  (b)               2,019,125
Computer Sciences                           39,000  (b)               2,895,750
First Data                                  20,000                    1,595,000
Intl Business Machines                      15,000                    1,935,000
National Processing                          4,300  (b)                  81,700
Oracle                                      45,000  (b)               1,904,062
Sterling Commerce                           48,000  (b)               1,350,000
Sterling Software                           27,000  (b)                 877,500

Total                                                                15,998,112
--------------------------------------------------------------------------------
Electronics (1.0%)
Intel                                       33,000                    3,625,875
--------------------------------------------------------------------------------
Energy (0.5%)
Amoco                                       25,000                    1,893,750
--------------------------------------------------------------------------------
Energy equipment & services (1.3%)
Baker Hughes                                23,000                      819,375
Input/Output                                70,000  (b)               2,082,500
Reading & Bates                             25,000  (b)                 718,750
Transocean Offshore                         15,000                      948,750

Total                                                                 4,569,375
--------------------------------------------------------------------------------
Financial services (1.0%)
Green Tree Financial                        22,000                      871,750
Travelers Group                             51,000                    2,766,750

Total                                                                 3,638,500
--------------------------------------------------------------------------------
Food (0.4%)
Sara Lee                                    41,000                    1,455,500
--------------------------------------------------------------------------------
Health care (5.1%)
American Home Products                      51,000                    3,123,750
Amgen                                       33,000  (b)               2,023,313
Baxter Intl                                 46,000                    1,914,750
Guidant                                     35,000                    1,614,375
Johnson & Johnson                           45,400                    2,235,950
Merck                                       54,000                    4,002,750
Pfizer                                      24,500                    2,027,375
Schering Plough                             25,600                    1,638,400

Total                                                                18,580,663
--------------------------------------------------------------------------------
Health care services (1.3%)
Columbia Healthcare                         70,000                    2,502,500
Service Corp Intl                           82,000                    2,337,000

Total                                                                 4,839,500
--------------------------------------------------------------------------------
Household products (2.0%)
Avon Products                               54,000                    2,929,500
Clorox                                      10,000                    1,091,250
Revlon                                      77,000  (b)               2,810,500
Tambrands                                   10,000                      426,250

Total                                                                 7,257,500
--------------------------------------------------------------------------------
Industrial equipment & services (1.6%)
AGCO                                        54,000                    1,370,250
Greenfield Inds                             52,000                    1,378,000
Pentair                                     66,000                    1,666,500
USA Waste Services                          42,000  (b)               1,344,000

Total                                                                 5,758,750
--------------------------------------------------------------------------------
Insurance (1.9%)
Risk Capital Holdings                       54,400  (b)                 979,200
Travelers/Aetna Property Casualty           72,000                    2,160,000
UNUM                                        59,800                    3,759,925

Total                                                                 6,899,125
--------------------------------------------------------------------------------
Media (1.8%)
Sinclair Broadcasting                       21,500  (b)                 655,750
Liberty Media Cl A                          56,250  (b)               1,448,438
Time Warner                                108,000                    4,023,000
Univision Communications                    13,200  (b)                 445,500

Total                                                                 6,572,688
--------------------------------------------------------------------------------
Metals (1.3%)
ALCOA                                       20,500                    1,201,813
UCAR Intl                                   91,000  (b)               3,560,375

Total                                                                 4,762,188
--------------------------------------------------------------------------------
Multi-industry conglomerates (2.1%)
Alco Standard                               66,600                    3,088,575
Emerson Electric                            50,000                    4,450,000

Total                                                                 7,538,575
--------------------------------------------------------------------------------
Paper & packaging (1.9%)
Crown Cork & Seal                           47,500                    2,280,000
James River                                 78,000                    2,457,000
Kimberly-Clark                              24,000                    2,238,000

Total                                                                 6,975,000
--------------------------------------------------------------------------------
Restaurants & lodging (0.9%)
Boston Chicken                              25,000  (b)                 909,375
La Quinta Inns                              99,000                    1,980,000
Wyndham Hotel                               23,600  (b)                 448,400

Total                                                                 3,337,775
--------------------------------------------------------------------------------
Retail (2.8%)
Albertson's                                 45,000                    1,546,875
Barnes & Noble                              36,000  (b)               1,192,500
Dollar General                              10,000                      277,500
Home Depot                                  33,000                    1,806,750
Kohl's                                      37,000  (b)               1,332,000
Rite Aid                                    71,500                    2,431,000
Saks Holdings                               43,100  (b)               1,508,500

Total                                                                10,095,125
--------------------------------------------------------------------------------
Utilities -- electric (0.8%)
CMS Energy                                  51,000                    1,612,875
FPL Group                                   30,000                    1,380,000

Total                                                                 2,992,875
--------------------------------------------------------------------------------
Utilities -- telephone (0.2%)
AirTouch Communications                     32,000  (b)                 836,000
--------------------------------------------------------------------------------
Miscellaneous (0.6%)
Federal Signal                              90,000                    2,317,500
--------------------------------------------------------------------------------
Foreign (3.0%)
Mutual Risk Management                      78,333                    2,506,656
Nevsun Resources
  with special warrants                     80,000  (b)                 608,886
Petroleum Geo-Services ADR                  25,000  (b)                 856,250
Telecomunicacoes Brasileiras-Telebras ADR   41,500                    3,091,750
Telefonica de Espana                        34,000                    2,048,500
Toyota Motor ADR                            38,000                    1,805,000

Total                                                                10,917,042
--------------------------------------------------------------------------------
Total common  stocks
(Cost: $142,044,474)                                               $176,582,192
--------------------------------------------------------------------------------
Bonds (37.5.%)
Issuer                       Coupon     Maturity     Principal         Value(a)
                               rate         year        amount
--------------------------------------------------------------------------------
U.S. government obligations (11.4%)
U.S. Treasury                 5.625%        2000  $  8,100,000     $  7,985,223
                              5.875         1998     6,000,000        6,015,960
                              6.25          2023     8,050,000        7,562,814
                              6.50          2005     9,800,000        9,909,760
                              7.125         1999     2,850,000 (l)    2,941,998
                              7.50     2001-2016     1,085,000        1,175,242
                              7.75          2000     3,700,000        3,894,768
                             10.375         2012     1,600,000        2,075,552

Total                                                                41,561,317
--------------------------------------------------------------------------------
Mortgage-backed securities (6.9%)
Federal Home Loan Mtge Corp   8.0      2022-2024     1,081,218        1,112,077
Federal Natl Mtge Assn        5.50          2009     1,848,458        1,751,858
                              6.00          2024     1,818,306        1,711,898
                              6.50     2010-2025     2,841,659        2,778,415
                              7.00     2025-2026     5,328,900        5,234,210
                              7.50     2025-2026     5,910,057        5,928,756
                              8.00          2022       228,307          233,087
                              8.50     2023-2026     4,203,196        4,354,953
                              9.00          2024       163,347          173,536
  Series Z                    6.50          2023       300,405 (j)      240,008
                              7.00          2016     1,345,325 (j)    1,334,226
Merrill Lynch Mtge Investors  8.29          2021       374,183 (h)      338,519

Total                                                                25,191,543
--------------------------------------------------------------------------------
Financial (2.9%)
Banks and savings & loans (0.7%)
First Bank System             6.875         2007     1,000,000          989,730
First Nationwide Bank        10.625         2003       390,000 (h)      410,475
Norwest
  Medium-term Nts             6.375         2002       800,000          798,176
Riggs Natl
  Sub Nts                     8.50          2006       100,000          103,250

Total                                                                 2,301,631
--------------------------------------------------------------------------------
Financial services (1.2%)
AVCO Financial                7.25          1999       250,000          256,825
Corporate Property Investors  7.18          2013       500,000 (h)      483,940
First Union REIT              8.875         2003       300,000          277,500
Homeside                     11.25          2003       750,000 (h)      815,625
KFW Intl Finance              8.00          2010       250,000          276,150
Olympic Financial            13.00          2000       800,000          884,000
Property Trust of America REIT7.50          2014       750,000          699,390
Salomon Brothers              6.75          2006       500,000          474,380
Standard Credit Card Trust    8.625         2002       250,000          251,335

Total                                                                 4,419,145
--------------------------------------------------------------------------------
Insurance (1.0%)
American United Life          7.75          2026       500,000 (g)      477,205
Americo Life                  9.25          2005       600,000          591,750
General American Life
  Sub Cap Nts                 7.625         2024       500,000 (h)      457,015
Leucadia Natl                 7.875         2006     1,000,000        1,009,860
New England Mutual
  Credit Sensitive Nts        7.875         2024       250,000 (h)      253,475
Principal Mutual              8.00          2044       250,000 (h)      250,565
SunAmerica
  Medium-term Nts             7.34          2005       700,000          711,228

Total                                                                 3,751,098
--------------------------------------------------------------------------------
Industrial (10.9%)
Aerospace & defense (0.5%)
Alliant Techsystem
  Sr Sub                     11.75          2003       300,000          329,250
BE Aerospace
  Sr Sub                      9.875         2006       400,000          406,500
Northrop Grumman              7.75          2016       500,000          504,920
Sequa                         9.625         1999       500,000          517,500

Total                                                                 1,758,170
--------------------------------------------------------------------------------
Airlines (0.4%)
AMR                           9.75          2021       800,000          958,680
Continental Air Lines         6.94          2015       500,000 (g)      497,305

Total                                                                 1,455,985
--------------------------------------------------------------------------------
Automotive & related (--%)
GMAC                          8.375         1997        65,000           65,869
--------------------------------------------------------------------------------
Building materials & construction (0.4%)
AAF-McQuay
  Sr Nts                      8.875         2003       500,000          495,625
Pulte                         7.00          2003       500,000          493,365
Schuller Intl Group          10.875         2004       250,000          276,250

Total                                                                 1,265,240
--------------------------------------------------------------------------------
Communications equipment & services (0.2%)
Geotek Communications
  Cv                         12.00          2001       250,000 (g)      280,000
GST Telecommunications
  Zero Coupon Cv              5.25          2000        50,000(e,h)      42,000
TCI Communications
  Cv Sr Deb                   4.50          2006       250,000          203,125

Total                                                                   525,125
--------------------------------------------------------------------------------
Computers & office equipment (0.2%)
Anacomp
  Pay-in-kind                13.00          2002       750,000 (k)      791,250
--------------------------------------------------------------------------------
Electronics (0.3%)
Reliance Electric             6.80          2003       500,000          502,550
Thomas & Betts                6.50          2006       400,000          383,940

Total                                                                   886,490
--------------------------------------------------------------------------------
Energy (0.9%)
Forcenergy                    9.50          2006       350,000 (m)      350,000
Honam Oil Refinery            7.125         2005     1,000,000 (h)      986,010
HS Resources                  9.875         2003       500,000          498,750
Parker & Parsley              8.25          2007       500,000          531,860
UNC                           9.125         2003     1,000,000          985,000

Total                                                                 3,351,620
--------------------------------------------------------------------------------
Energy equipment & services (0.3%)
Foster Wheeler                6.75          2005     1,000,000          976,930
--------------------------------------------------------------------------------
Food (0.2%)
Twin Labs
  Sr Sub Nts                 10.25          2006       750,000 (g)      760,815
--------------------------------------------------------------------------------
Furniture & appliances (0.1%)
Interface
  Sr Sub Nts                  9.50          2005       400,000          405,000
--------------------------------------------------------------------------------
Health care (0.2%)
Lilly (Eli)                   6.77          2036       500,000          467,035
Schering-Plough
  Zero Coupon                 7.31          1996       350,000(d,h)     348,582

Total                                                                   815,617
--------------------------------------------------------------------------------
Health care services (0.9%)
Columbia/HCA Healthcare       7.69          2025       400,000          410,764
Merit Behavioral Care
  Sr Sub Nts                 11.50          2005       350,000 (h)      367,063
Owens & Minor
  Sr Sub Nts                 10.875         2006       400,000          418,000
Paracelsus Healthcare        10.00          2006     1,000,000          940,000
Tenet Healthcare
  Sr Sub Nts                 10.125         2005     1,000,000        1,100,000

Total                                                                 3,235,827
--------------------------------------------------------------------------------
Industrial equipment & services (0.4%)
Case                          7.25          2005       850,000          857,506
Specialty Equipment
  Sr Sub Deb                 11.375         2003       500,000          533,125

Total                                                                 1,390,631
--------------------------------------------------------------------------------
Leisure time & entertainment (0.5%)
Coast Hotels & Casino
  Series B                   13.00          2002       500,000 (h)      539,375
Trump AC Funding             11.25          2006       750,000          712,500
United Artists Theatre        9.30          2015       743,826 (h)      687,109

Total                                                                 1,938,984
--------------------------------------------------------------------------------
Media (2.1%)
Ackerley Communications
  Sr Secured Nts             10.75          2003       400,000 (h)      428,000
Adelphia Communications
  Pay-in-kind                 9.50          2004           194 (k)          171
American Telecasting
  Zero Coupon Cv              9.43          2000       500,000(e,g)     306,250
Cablevision Systems           9.25          2005       750,000          723,750
Continental Cablevision
  Sr Deb                      8.875         2005       250,000          275,312
Cox Communication             7.625         2025       500,000          499,645
Lamar Advertising            11.00          2003       500,000          555,000
Lenfest Communications
  Sr Nts                      8.375         2005     1,000,000          915,000
News American Holdings        7.50          2000       250,000          256,355
Outdoor Systems               9.375         2006       500,000          497,500
People's Choice TV
  Zero Coupon Cv             10.43          2000       250,000 (e)      131,250
Time Warner Entertainment     8.375         2033       500,000          505,340
Turner Broadcasting System
  Sr Nts                      8.375         2013       250,000          252,305
Universal Outdoor             9.75          2006       500,000          495,000
Viacom                        7.00          2003       500,000          473,030
                              8.00          2006     1,500,000        1,413,750

Total                                                                 7,727,658
--------------------------------------------------------------------------------
Metals (0.4%)
Bar Technologies             13.50          2001       500,000 (h)      505,000
Ryerson Tull                  8.50          2001     1,000,000        1,000,000

Total                                                                 1,505,000
--------------------------------------------------------------------------------
Multi-industry conglomerates (0.3%)
Crane                         7.25          1999       250,000          254,290
Mark IV Inds                  8.75          2003       400,000          411,000
Prime Succession Acquisition 10.75          2004       420,000 (h)      451,500

Total                                                                 1,116,790
--------------------------------------------------------------------------------
Paper & packaging (0.8%)
Federal Paperboard           10.00          2011       250,000          312,462
Gaylord Container
  Zero Coupon Cv             11.23          1998       250,000 (e)      274,375
International Paper           5.125         2012       250,000          202,153
Plastic Container            10.75          2001       600,000          625,500
Pope and Talbot               8.375         2013       400,000          375,052
Scotia Pacific Holding        7.95          2015       261,919          266,634
Silgan
  Sr Sub Nts                 11.75          2002       500,000          531,250
Warren (SD)
  Sr Nts                     12.00          2004       400,000 (h)      432,000

Total                                                                 3,019,426
--------------------------------------------------------------------------------
Retail (0.7%)
American Stores               8.00          2026     1,000,000        1,032,310
Kash N' Karry
  Pay-in-kind                11.50          2003       748,063 (k)      749,933
Pep Boys - Manny, Moe & Jack  7.00          2005       500,000          498,690
White Rose Foods
  Zero Coupon                26.29          1998       650,000 (d)      503,750

Total                                                                 2,784,683
--------------------------------------------------------------------------------
Textiles & apparel (0.1%)
Dominion Textile USA          9.25          2006       300,000          300,375
--------------------------------------------------------------------------------
Miscellaneous (1.0%)
Adams Outdoor Advertising
  Sr Nts                     10.75          2006       750,000 (g)      781,875
Coty                         10.25          2005       500,000          533,750
KinderKare Learning Center   10.375         2001       250,000          273,750
La Petite Holdings            9.625         2001       600,000          582,000
Norcal Waste Systems
  Sr Nts                     12.75          2005       500,000(h,i)     544,375
Outsourcing Solutions        11.00          2006       375,000(h,m)     375,000
Pierce Leahy                 11.125         2006       625,000 (h)      664,063

Total                                                                 3,754,813
--------------------------------------------------------------------------------
Utilities (2.3%)
Electric (1.6%)
Alabama Power                 9.00          2024       300,000          324,537
Cal Energy                    9.50          2006       350,000 (h)      356,562
California Energy             9.875         2003       250,000          261,562
Cleveland Electric            9.50          2005       250,000          263,697
Commonwealth Edison           8.375         2023       250,000          256,003
El Paso Electric
  1st Mtge                    8.90          2006       650,000          671,938
First Palo Verde Funding     10.15          2016       192,000          203,040
Jersey Central Power & Light  6.75          2025     1,000,000          895,680
Long Island Lighting          9.75          2021       300,000          310,071
Niagara Mohawk Power          7.75          2006       700,000          646,863
RGS Funding I & M
  Sale Lease-Back Obligation  9.82          2022       208,739          254,066
Salton Sea                    7.84          2010       300,000 (h)      304,986
Sithe Independence Funding    9.00          2013       150,000 (h)      152,600
Texas-New Mexico Power
  1st Mtge                    9.25          2000       400,000          418,500
Wisconsin Electric Power      6.875         2095       400,000          365,680

Total                                                                 5,685,785
--------------------------------------------------------------------------------
Gas (0.2%)
Coastal                      10.25          2004       300,000          357,030
Trans Texas Gas
  Sr Nts                     11.50          2002       500,000          527,500

Total                                                                   884,530
--------------------------------------------------------------------------------
Telephone (0.5%)
GTE                           9.375         2000       400,000          440,385
Mobile Telecommunication
  Technologies               13.50          2002       500,000          508,750
Mountain States Tel & Tel     5.50          2005        80,000           71,975
New England Tel & Tel         6.375         2008        70,000           67,162
New York Telephone            4.875         2006       130,000          112,897
U S WEST Communications       7.20          2026       700,000          668,654

Total                                                                 1,869,823
--------------------------------------------------------------------------------
Foreign (3.1%)(c)
Banca Italy N.Y.
  (U.S. Dollar)               8.25          2007       500,000          535,905
Bank of China
  (U.S. Dollar)               8.25          2014       300,000          298,854
Banque Audi SAL
  (U.S. Dollar)               9.375         2001       250,000(h,m)     252,187
Brazil DCB
  (U.S. Dollar) Floater       6.563         2012       600,000 (i)      428,256
China Light & Power
  (U.S. Dollar)               7.50          2006       500,000          506,025
Clearnet Communications
  (U.S. Dollar) Zero Coupon  15.67          2000       300,000 (e)      189,000
Financiera Ener Nacional
  (U.S. Dollar)               9.375         2006       500,000 (h)      512,500
Fresh Del Monte
  (U.S. Dollar)              10.00          2003       500,000          476,250
Govt Trust Certificate Israel
  (U.S. Dollar)               9.25          2001       275,000          295,223
Grupo Televisa
  (U.S. Dollar) Sr Nts       11.875         2006       650,000          692,250
Imexsa Export Trust
  (U.S. Dollar)              10.125         2003       500,000 (h)      514,375
Korea Electric Power
  (U.S. Dollar)               7.75          2013       250,000          255,578
Petronas
  (U.S. Dollar)               7.75          2015       850,000 (h)      873,673
Poland PDI
  (U.S. Dollar)               3.75          2014       510,000          419,156
Pueblo Xtra Intl
  (U.S. Dollar)Sr Nts         9.50          2003       400,000          360,000
Quno
  (U.S. Dollar)               9.125         2005       400,000          401,500
Reliance Inds
  (U.S. Dollar)               8.125         2005       250,000 (h)      248,643
Republic of Argentina
  (U.S. Dollar)              11.00          2006       500,000 (i)      491,250
Republic of Italy
  (U.S. Dollar)               6.875         2023       350,000          330,589
Republic of Slovenia
  (U.S. Dollar)               7.00          2001       410,000 (h)      415,707
Rogers Cable System
  (Canadian Dollar)           7.086         2014       600,000          429,803
Rogers Cantel Mobile
  (U.S. Dollar)               9.375         2008       450,000          454,500
State of Israel
  (U.S. Dollar)               6.375         2005       350,000          332,255
Telekom Malaysia
  (U.S. Dollar)               7.875         2025       425,000 (h)      434,473
United Mexican States
  (U.S. Dollar)              11.375         2016       650,000          649,187
Zhuhai Highway
  (U.S. Dollar)              11.50          2008       500,000 (h)      536,250

Total                                                                11,333,389
--------------------------------------------------------------------------------
Total bonds
(Cost: $134,501,729)                                               $136,830,559
--------------------------------------------------------------------------------

Preferred stocks & other (1.0%)
Issuer                                           Shares                Value(a)
--------------------------------------------------------------------------------
American Radio Systems
  7% Cv Pfd                                      20,500  (h)         $1,004,500
Bar Technologies
  Warrants                                          500  (h)             27,500
Cablevision Systems
  Pay-in-kind                                     5,357(h,k)            488,826
    11.125% Pfd
Clearnet Communications
  Warrants                                          990  (h)              7,920
First Nationwide Bank
  11.50%                                          1,000                 114,750
Greenfield Capital Trust
  3%  Cm Cv Pfd                                  25,000  (h)          1,118,750
Harvard Inds
  Pay-in-kind                                    20,000  (k)            422,500
    14.25% Pfd
Paxson Communications
  Pay-in-kind                                     3,400  (k)            328,100
    12.50% Pfd
--------------------------------------------------------------------------------
Total preferred stocks & other
(Cost: $3,700,356)                                                   $3,512,846
--------------------------------------------------------------------------------
Short-term securities (12.6%)
Issuer                              Annualized         Amount         Value(a)
                                      yield on     payable at
                                       date of       maturity
                                      purchase
--------------------------------------------------------------------------------
U.S. government agency (1.3%)
Federal Natl Mtge Assn Disc Nt
11-08-96                                 5.17%     $4,800,000        $4,795,193
--------------------------------------------------------------------------------
Commercial paper (11.3%)
BBV Finance Delaware
  11-27-96                               5.26       1,300,000         1,295,080
Commerzbank U.S. Finance
  11-07-96                               5.27       3,500,000         3,496,937
Consolidated Natural Gas
  11-20-96                               5.26       4,900,000         4,886,423
Dean Witter
  11-04-96                               5.31       1,600,000         1,599,295
  11-27-96                               5.27       3,800,000         3,785,592
Fleet Funding
  11-19-96                               5.28       3,500,000  (f)    3,490,812
  12-05-96                               5.28       2,200,000  (f)    2,189,092
Ford Motor Credit
  11-20-96                               5.35       1,000,000           995,700
GE Capital
  11-25-96                               5.28       2,200,000         2,192,300
Merrill Lynch
  11-18-96                               5.28       5,100,000         5,087,332
Metlife Funding
  11-01-96                               5.32         400,000           400,000
  12-10-96                               5.28       4,000,000         3,977,293
Pioneer Hi-Bred Intl
  11-21-96                               5.26       3,000,000         2,991,267
Sysco
  12-03-96                               5.27       1,100,000  (f)    1,094,867
Toyota Motor
  12-05-96                               5.32       1,300,000         1,292,909
USAA Capital
  12-11-96                               5.27       2,200,000         2,187,191

Total                                                                40,962,090
--------------------------------------------------------------------------------
Total short-term securities
(Cost: $45,759,400)                                                 $45,757,283
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $326,005,959)(n)                                            $362,682,880
--------------------------------------------------------------------------------

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. (d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition. (e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. (g) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1996, is as follows:

     Security                                     Acquisition              Cost
                                                  date
     ---------------------------------------------------------------------------
     Adams Outdoor Advertising
     10.75% 2006                       03-05-96 thru 09-17-96           750,000
     American Telecasting
     9.43% 2000                                      03-07-96           500,000
     American United Life*
     7.75% 2026                                      02-13-96           500,000
     Continental Air Lines
     6.94% 2015                                      01-24-95           500,000
     Geotek Communications*
     12% 2001                                        03-04-96           250,000
     Twin  Labs
     10.25% 2006                                     10-25-96           750,000

*Represents a security sold under Rule144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1996.
(j) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(k) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities. (l) Partially pledged as inital deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                      Contracts
--------------------------------------------------------------------------------

S & P 500, Dec. 1996                                                         38

(m) At Oct. 31, 1996, the cost of securities purchased, including interest purchased, on a when-issued basis was $975,000.

(n) At Oct. 31, 1996, the cost of securities for federal income tax purposes was approximately $325,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $39,085,000
Unrealized depreciation                                              (2,270,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $36,815,000
--------------------------------------------------------------------------------

Investments in securities

IDS Life Series Fund, Inc.          (Percentages represent value of investments
Oct. 31, 1996  (Unaudited)                         compared to total net assets)
Government Securities Portfolio


Bonds (98.5%)
Issuer                       Coupon        Maturity     Principal     Value (a)
                               rate            year        amount
U.S. government
  obligations (70.5%)
U.S. Treasury                6.125%         1997-98    $1,050,000    $1,056,772
                             6.50              2005       300,000       303,360
                             7.50              2024       140,000       153,696
                             7.75              2001     2,210,000     2,351,462
                             8.875             1999     2,450,000     2,608,932
                            10.375             2012       750,000       972,915
Resolution Funding Corp      8.125             2019       400,000       459,076
    Zero Coupon              7.18              2009     2,660,000 (b) 1,117,094

Total                                                                 9,023,307
--------------------------------------------------------------------------------
Mortgage backed securities (28.0%)
Federal Natl Mtge Assn       6.50              2010       428,471       424,323
                             6.82              2005     1,100,000     1,117,292
                             7.00              2025       283,217       278,315
                             8.50           2023-25       965,364     1,005,265
                             9.00              2023       188,560       200,026
Govt Natl Mtge Assn          7.50              2025       473,495       476,459
                             8.00              2017        82,557        85,871

Total                                                                 3,587,551
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $12,273,225)(c)                                              $12,610,858
--------------------------------------------------------------------------------
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c) At Oct. 31, 1996, the cost of securities for federal income tax purposes was approximately $12,272,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                           $378,000
     Unrealized depreciation                                            (39,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                       $339,000
     ---------------------------------------------------------------------------

IDS Life Series Fund, Inc.                       (Percentages represent value of
Oct. 31, 1996 (Unaudited)                    investments compared to net assets)
International Equity Portfolio

Common stocks (78.4%)
Issuer                                      Shares                     Value(a)
--------------------------------------------------------------------------------
Argentina (2.4%)
Metals (1.1%)
Siderar                                     45,000(b,c)            $    956,250
--------------------------------------------------------------------------------
Retail (1.3%)
Disco                                       50,000                    1,125,000
--------------------------------------------------------------------------------
Australia (2.8%)
Insurance (1.0%)
Reinsurance Australia                      300,000                      898,524
--------------------------------------------------------------------------------
Metals (0.9%)
Pasminco                                   500,000  (b)                 776,502
--------------------------------------------------------------------------------
Textiles & apparel (0.9%)
Wolford                                      6,000                      790,918
--------------------------------------------------------------------------------
Austria (2.6%)
Building materials & construction  (1.0%)
VA Technology                                6,000                      838,767
--------------------------------------------------------------------------------
Chemicals (0.8%)
BWT                                          6,500                      737,909
--------------------------------------------------------------------------------
Metals (0.8%)
Boehler-Uddeholm                            10,000  (c)                 747,760
--------------------------------------------------------------------------------
Bahamas (2.9%)
Restaurants & lodging
Sun Intl Hotels                             55,000  (b)               2,598,750
--------------------------------------------------------------------------------
Brazil (3.3%)
Communications equipment & services (0.8%)
Telebras ADR                                10,000                      745,000
--------------------------------------------------------------------------------
Media (1.2%)
TV Filme                                    70,000  (b)               1,050,000
--------------------------------------------------------------------------------
Retail (0.6%)
Lojas Arapua ADR                            30,000  (c)                 560,640
--------------------------------------------------------------------------------
Miscellaneous (0.7%)
Brazil Realty                               30,000                      611,250
--------------------------------------------------------------------------------
Canada (11.6%)
Chemicals (2.2%)
Agrium                                      75,000                    1,004,552
Asia-Pacific Res                           125,000  (b)                 970,040

Total                                                                 1,974,592
--------------------------------------------------------------------------------
Energy (0.9%)
Renaissance Energy                          25,000  (b)                 792,821
--------------------------------------------------------------------------------
Health care (1.6%)
Biovail                                     50,000  (b)               1,462,500
--------------------------------------------------------------------------------
Metals (5.4%)
American Mineral Fields                     35,000                      129,016
Argosy Mining                              200,000  (b)                 241,762
Banro Units                                 20,000  (b)                  87,676
Barrick Gold                                14,259                      372,516
Dayak Goldfield                            250,000(b,c)                 289,145
Dayton Mining                              100,000  (b)                 645,450
Java Gold                                  250,000(b,c)                 279,817
Nevsun Resources                           105,000  (b)                 799,163
Nevsun Resources Special Warrants           70,000  (b)                 532,776
Oliver Gold                                200,000  (b)                 738,722
TVI Televisao Independente                 180,000(b,c)                 201,469
TVI Pacific                                 95,000  (b)                 106,331
Williams Resources                         270,000  (c)                 326,379
Total                                                                 4,750,222
--------------------------------------------------------------------------------
Miscellaneous (1.5%)
Bruncor                                     40,000                      856,620
Golden Bear                                300,000  (b)                 452,190

Total                                                                 1,308,810
--------------------------------------------------------------------------------
Chile (1.6%)
Chemicals
Quimica Minera Chile ADR                    25,000                    1,437,500
--------------------------------------------------------------------------------
Denmark (0.6%)
Multi-industry conglomerates
Sophus Berendsen                             4,200  (b)                 518,831
Sophus Berendsen Rts                         4,200                       51,883

Total                                                                   570,714
--------------------------------------------------------------------------------
Finland (0.9%)
Multi-industry conglomerates
Amer Yhtymae Free                           35,000                      798,787
--------------------------------------------------------------------------------
France (2.1%)
Chemicals (0.8%)
Compagnie Gen                                6,138                      733,559
--------------------------------------------------------------------------------
Multi-industry conglomerates (1.3%)
Christian Dior                               8,500                    1,130,562
--------------------------------------------------------------------------------
Hong Kong (2.7%)
Beverages & tobacco (0.7%)
Vitasoy Intl                             1,650,000                      634,844
--------------------------------------------------------------------------------
Financial services (0.3%)
New World Development                       45,000                      261,892
--------------------------------------------------------------------------------
Industrial equipment & services (0.7%)
Johnson Electric                           300,000                      655,699
--------------------------------------------------------------------------------
Multi-industry conglomerates (1.0%)
Swire Pacific                              100,000                      882,672
--------------------------------------------------------------------------------
India (0.7%)
Automotive & related
Mahindra & Mahindra                         60,000                      600,000
--------------------------------------------------------------------------------
Indonesia (3.2%)
Banks and savings & loans (0.6%)
Modernbank                                 774,000                      498,433
--------------------------------------------------------------------------------
Financial services (1.2%)
Kawason Inds                               292,500                      386,141
Lippo Karawaci                             550,000                      672,949

Total                                                                 1,059,090
--------------------------------------------------------------------------------
Food (0.6%)
Sekar Bumi                               1,000,000  (b)                 558,107
--------------------------------------------------------------------------------
Industrial transporation (0.8%)
Steady Safe Transportation                 749,666  (b)                 732,190
--------------------------------------------------------------------------------
Ireland (0.7%)
Bank and savings & loans
Bank of Ireland                             70,000                      579,309
--------------------------------------------------------------------------------
Italy (1.7%)
Energy
ENI                                        310,000  (b)               1,484,608
--------------------------------------------------------------------------------
Japan (7.2%)
Building materials & construction (0.5%)
Taisei                                      65,000                      399,736
--------------------------------------------------------------------------------
Communications equipment & services (0.3%)
Toyo Communications                         16,000                      292,379
--------------------------------------------------------------------------------
Computers & office equipment (0.4%)
Fujitsu Denso                               10,000                      329,453
--------------------------------------------------------------------------------
Electronics (1.9%)
Mitsumi Electric                            34,000                      570,525
NEC                                         50,000                      544,696
TDK                                         10,000                      586,866

Total                                                                 1,702,087
--------------------------------------------------------------------------------
Financial services (0.8%)
Daiwa Securities                            31,000                      334,988
Nikko Securities                            34,000                      325,587

Total                                                                   660,575
--------------------------------------------------------------------------------
Furniture & appliances (0.8%)
Matsushita Electric                         45,000                      719,526
--------------------------------------------------------------------------------
Media (0.5%)
Dai Nippon Printing                         26,000                      438,568
--------------------------------------------------------------------------------
Multi-industry conglomerates (1.3%)
Secom                                       20,000                    1,191,302
--------------------------------------------------------------------------------
Textiles & apparel (0.7%)
World                                       15,000                      625,961
--------------------------------------------------------------------------------
Malaysia (3.3%)
Industrial equipment & services (0.7%)
United Engineers                            78,000                      617,455
--------------------------------------------------------------------------------
Leisure time & entertainment (1.3%)
Multi Purpose                              660,000                    1,128,517
--------------------------------------------------------------------------------
Multi-industry conglomerates (0.5%)
Eastern & Oriental                         245,000                      480,982
--------------------------------------------------------------------------------
Miscellaneous (0.8%)
PDZ Holdings                               125,000  (b)                 677,815
--------------------------------------------------------------------------------
Mexico (3.3%)
Beverages & tobacco (1.2%)
Grupo Modelo                               200,000                    1,036,714
--------------------------------------------------------------------------------
Multi-industry conglomerates (1.0%)
Desc Sociedad Industries                    46,000  (b)                 885,500
--------------------------------------------------------------------------------
Restaurants & lodging (1.1%)
Posadas de Mexico                        2,300,000                      964,643
--------------------------------------------------------------------------------
Netherlands (1.1%)
Industrial Transport
Nedlloyd                                    37,000  (b)                 929,007
--------------------------------------------------------------------------------
Norway (0.8%)
Communications equipment & services
Nera Telecommunications                     20,000                      717,500
--------------------------------------------------------------------------------
Peru (0.8%)
Utilities -- telephone
CPT Telefonica                             350,000                      740,555
--------------------------------------------------------------------------------
Philippines (3.3%)
Banks and savings & loans (0.9%)
PCI Bank                                    23,000                      297,565
Philippine Savings                         240,000  (b)                 515,982

Total                                                                   813,547
--------------------------------------------------------------------------------
Financial services (1.2%)
Filinvest                                  600,000(b,c)                 223,744
Primetown Property                       4,000,000  (b)                 837,136

Total                                                                 1,060,880
--------------------------------------------------------------------------------
Multi-industry conglomerates (1.2%)
Belle                                    4,000,000                    1,065,448
--------------------------------------------------------------------------------
Singapore (2.0%)
Electronics (1.2%)
GP Batteries                               370,000                    1,073,000
--------------------------------------------------------------------------------
Energy equipment & services (0.8%)
Far East Levingston                        155,000                      742,811
--------------------------------------------------------------------------------
South Africa (0.4%)
Retail
Pepcor                                     100,000                      368,680
--------------------------------------------------------------------------------
Sweden (0.8%)
Miscellaneous
Medical Investment                          30,300                      723,540
--------------------------------------------------------------------------------
Switzerland (0.7%)
Health care
Sandoz Registered                              500                      577,927
--------------------------------------------------------------------------------
Thailand (2.5%)
Banks and savings & loans (1.0%)
Siam City Bank                             235,000                      269,611
Thai Farmers Bank                           44,000                      336,536
Thai Military Bank                         117,900                      272,842

Total                                                                   878,989
--------------------------------------------------------------------------------
Building materials & construction (0.6%)
Italian Thailand Development               100,000  (b)                 529,515
--------------------------------------------------------------------------------
Financial services (0.9%)
Nava Finance & Securities                  450,000                      798,686
--------------------------------------------------------------------------------
United Kingdom (7.0%)
Automotive & related (0.7%)
BBA Group                                  111,436  (b)                 650,183
--------------------------------------------------------------------------------
Computers & office equipment (0.8%)
JBA Holdings                                83,000                      688,921
--------------------------------------------------------------------------------
Media (1.3%)
Freepages                                1,900,000                    1,175,055
--------------------------------------------------------------------------------
Metals (1.0%)
Ashanti Gold                                48,889  (b)                 800,557
--------------------------------------------------------------------------------
Multi-industry conglomerates (2.5%)
Capita Group                               100,000                      676,227
EMI Group                                   20,769                      408,154
Man E D & F                                180,000                      503,874
Serco Group                                 50,000                      515,511
Thorn                                       20,360                      114,816

Total                                                                 2,218,582
--------------------------------------------------------------------------------
Miscellaneous (0.7%)
Tata Engineering                            53,000                      655,875
--------------------------------------------------------------------------------

United States (5.4%)
Financial services (0.5%)
Taiwan Fund                                 20,000                      427,500
--------------------------------------------------------------------------------
Media (0.7%)
Telemundo Group                             21,500  (b)                 596,625
--------------------------------------------------------------------------------
Metals (3.8%)
Getchell Gold                               15,000  (b)                 667,500
Pittston Minerals                           60,000                      697,500
Stillwater Mining                           60,000  (b)               1,035,000
Ucar Intl                                   25,000  (b)                 978,125

Total                                                                 3,378,125
--------------------------------------------------------------------------------
Miscellaneous (0.4%)
Public Bank                                185,000                      344,285
--------------------------------------------------------------------------------
Total common stocks
(Cost: $67,990,708)                                                 $69,451,187
--------------------------------------------------------------------------------

Preferred stocks & other (0.4%)
Issuer                                      Shares                     Value(a)

--------------------------------------------------------------------------------
Portugal (0.4%)
Cimpor Cimentos                             16,000                 $    336,309
--------------------------------------------------------------------------------
United Kingdom (--%)
Ashanti Gold                                23,889                       48,375
--------------------------------------------------------------------------------
United States (--%)
American Mineral Fields
  Warrants                                  17,500  (d)                      --
--------------------------------------------------------------------------------
Total preferred stocks & other
(Cost: $367,351)                                                    $   384,684
--------------------------------------------------------------------------------

Bonds (1.8%)
Issuer and                                       Principal             Value(a)
coupon rate                                      amount
--------------------------------------------------------------------------------
Germany (0.8%)
Banks & savings & loans
Dresdner Finance
(U.S. Dollar)
2.25% Cv 2001                                  $1,000,000           $   686,536
--------------------------------------------------------------------------------
South Africa (1.0%)
Government bond
South Africa Govt
(U.S. Dollar)
2.64% Cv 2005                                   5,000,000               874,356

Total bonds
(Cost: $1,642,484)                                                   $1,560,892
--------------------------------------------------------------------------------
Short-term securities (19.0%)
Issuer                                 Annualized        Amount        Value(a)
                                         yield on    payable at
                                          date of      maturity
                                         purchase
--------------------------------------------------------------------------------
U.S. government agencies (10.9%)
Federal Home Loan Bank Disc Nt
  11-21-96                                  5.18%    $3,200,000     $ 3,190,791
Federal Home Loan Mtge Corp Disc Nts
  11-19-96                                  5.18      5,300,000       5,286,273
  11-21-96                                  5.19      1,200,000       1,196,540

Total                                                                 9,673,604
--------------------------------------------------------------------------------
Commercial paper (8.1%)
Goldman Sachs                               5.24      1,100,000       1,095,997
  11-26-96
Merrill Lynch                               5.30        600,000         599,470
  11-07-96
Mobil Australia                             5.25      1,900,000       1,890,579
  12-05-96
Pacific Mutual                              5.24      2,300,000       2,292,970
  11-22-96
USAA Capital                                5.24      1,300,000       1,292,431
  12-11-96

Total                                                                 7,171,447
--------------------------------------------------------------------------------
Total short-term securities
(Cost: $16,845,051)                                                 $16,845,051
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $86,845,594)(f)                                              $88,241,814
--------------------------------------------------------------------------------

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. Dollars.
(b) Non-income producing.
(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(d) Negligible market value.
(e) Type of Security                                                  Contracts
    ----------------------------------------------------------------------------
     Nikkei 225 Stock Index, Dec. 1996                                       20
(f)At Oct. 31, 1996, the cost of securities for federal income tax purposes was approximately $86,846,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $5,623,000
    Unrealized depreciation                                          (4,227,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                      $1,396,000
--------------------------------------------------------------------------------

Directors and officers


Directors and officers of the fund

President and interested director

Richard W. King
President, IDS Life
--------------------------------------------------------------------------------

Independent directors

Edward Landes
Retired, former development consultant.

Carl N. Platou
President Emeritus and chief executive officer, Fairview Hospital and Healthcare Services.

Gordon H. Ritz
Director Mid America Publishing and Atrix International Inc. Former president, Con Rad Broadcasting Corp.
--------------------------------------------------------------------------------

Interested director who is an officer and/or employee of American Express Financial Corporation

Michael J. Hogan
Director and executive vice president, Variable Assets
--------------------------------------------------------------------------------

Other officers

Morris Goodwin, Jr.
Vice President and treasurer

Lorraine R. Hart
Vice President, Investments

Jeffrey S. Horton
Vice President and controller

Paul F. Kolkman
Vice president and chief actuary

Timothy S. Meehan
Secretary

William A. Stoltzman
General counsel and assistant secretary

American Express Financial Advisors


IDS Life Series Fund, Inc.
IDS Tower 10
Minneapolis, MN 55440-0010